AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 94.0%
Common Stocks — 62.6%
Aerospace & Defense — 1.0%
Airbus SE (France)*	104,700	$13,834,748
BAE Systems PLC (United Kingdom)	49,800	379,121
CAE, Inc. (Canada)*	100,300	2,996,488
Elbit Systems Ltd. (Israel)	4,364	633,582
HEICO Corp.	6,855	903,969
Kratos Defense & Security Solutions, Inc.*	43,200	963,792
Lockheed Martin Corp.	32,232	11,123,263
Mercury Systems, Inc.*	21,300	1,010,046
Northrop Grumman Corp.	3,030	1,091,254
Safran SA (France)	53,400	6,751,898
Textron, Inc.	40,339	2,816,066
Triumph Group, Inc.*	82,900	1,544,427
		44,048,654
Air Freight & Logistics — 0.3%
Deutsche Post AG (Germany)	147,490	9,274,947
FedEx Corp.	6,870	1,506,522
SG Holdings Co. Ltd. (Japan)	70,711	2,011,436
United Parcel Service, Inc. (Class B Stock)	5,850	1,065,285
		13,858,190
Airlines — 0.1%
Azul SA (Brazil), ADR*	2,500	50,150
Ryanair Holdings PLC (Ireland)*	6,600	124,754
Ryanair Holdings PLC (Ireland), ADR*	34,900	3,841,094
SkyWest, Inc.*	20,700	1,021,338
Spirit Airlines, Inc.*	16,900	438,386
		5,475,722
Auto Components — 0.3%
Adient PLC*	26,700	1,106,715
Autoliv, Inc. (Sweden)	29,800	2,554,456
BorgWarner, Inc.	57,112	2,467,809
Denso Corp. (Japan)	126,332	8,258,539
		14,387,519
Automobiles — 1.0%
Daimler AG (Germany)	52,332	4,626,426
Eicher Motors Ltd. (India)	1,856	69,395
Ferrari NV (Italy)	4,943	1,028,852
Ford Motor Co.*	380,925	5,393,898
General Motors Co.*	15,799	832,765
Hyundai Motor Co. (South Korea)	473	78,877
Isuzu Motors Ltd. (Japan)	245,282	3,209,462
Kia Corp. (South Korea)	1,607	108,548
Li Auto, Inc. (China), ADR*	7,640	200,856
Suzuki Motor Corp. (Japan)	96,400	4,274,399
Tesla, Inc.*	3,893	3,018,944
Toyota Motor Corp. (Japan)	1,192,375	21,165,917
XPeng, Inc. (China), ADR*	8,227	292,387
		44,300,726
Banks — 3.9%
Absa Group Ltd. (South Africa)	12,179	123,045
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Al Rajhi Bank (Saudi Arabia)	7,978	$260,583
Axis Bank Ltd. (India)*	20,762	212,884
Banco Santander SA (Spain)*	2,874,407	10,378,045
Bancorp, Inc. (The)*	42,600	1,084,170
Bank Central Asia Tbk PT (Indonesia)	84,167	205,374
Bank Mandiri Persero Tbk PT (Indonesia)	325,673	139,462
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	41,700	1,480,767
Bank OZK	51,900	2,230,662
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	8,549,665	2,287,059
BankUnited, Inc.	54,300	2,270,826
BNP Paribas SA (France)	251,449	16,053,466
BOC Hong Kong Holdings Ltd. (China)	1,231,959	3,704,768
Byline Bancorp, Inc.	25,600	628,736
Camden National Corp.	17,450	835,855
Capitec Bank Holdings Ltd. (South Africa)	714	86,308
China Construction Bank Corp. (China) (Class H Stock)	401,817	286,165
China Merchants Bank Co. Ltd. (China) (Class H Stock)	19,444	154,595
Citigroup, Inc.	181,948	12,769,111
Comerica, Inc.	7,287	586,603
Commonwealth Bank of Australia (Australia)	88,917	6,633,286
E.Sun Financial Holding Co. Ltd. (Taiwan)	59,520	55,994
Erste Group Bank AG (Austria)	153,115	6,727,900
First Foundation, Inc.	88,900	2,338,070
First Horizon Corp.	92,066	1,499,755
First Northwest Bancorp	30,700	539,092
FNB Corp.	143,976	1,673,001
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	28,427	182,187
Hana Financial Group, Inc. (South Korea)	2,929	113,656
Hang Seng Bank Ltd. (Hong Kong)	54,928	941,916
Hanmi Financial Corp.	48,840	979,730
HDFC Bank Ltd. (India)	13,999	300,052
Huntington Bancshares, Inc.	24,900	384,954
ICICI Bank Ltd. (India)	33,530	314,313
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	198,013	109,763
Intesa Sanpaolo SpA (Italy)	995,058	2,821,822
JPMorgan Chase & Co.	7,391	1,209,833
KB Financial Group, Inc. (South Korea)	3,784	176,483
KBC Group NV (Belgium)	127,712	11,460,753
KeyCorp	16,900	365,378
Kotak Mahindra Bank Ltd. (India)	105,447	2,839,747
Lloyds Banking Group PLC (United Kingdom)	14,919,473	9,245,702
Mediobanca Banca di Credito Finanziario SpA (Italy)*	548,675	6,604,940
Mitsubishi UFJ Financial Group, Inc. (Japan)	1,924,083	11,303,469
Old Second Bancorp, Inc.	54,200	707,852
A1

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Orrstown Financial Services, Inc.	18,932	$443,009
OTP Bank Nyrt (Hungary)*	2,904	170,380
PacWest Bancorp	48,100	2,179,892
People’s United Financial, Inc.	23,947	418,354
Professional Holding Corp. (Class A Stock)*	41,500	780,200
Resona Holdings, Inc. (Japan)	523,363	2,098,680
Sberbank of Russia PJSC (Russia)	56,306	264,247
Shinhan Financial Group Co. Ltd. (South Korea)	4,374	147,985
Shinsei Bank Ltd. (Japan)	220,011	3,682,094
Siam Commercial Bank PCL (The) (Thailand)	36,983	132,062
Societe Generale SA (France)	101,338	3,173,659
Standard Chartered PLC (United Kingdom)	1,218,263	7,119,212
Sterling Bancorp	98,100	2,448,576
Sumitomo Mitsui Financial Group, Inc. (Japan)	291,142	10,225,738
Synovus Financial Corp.	20,475	898,648
TCS Group Holding PLC (Russia), GDR	1,641	150,552
Truist Financial Corp.	17,813	1,044,732
Unicaja Banco SA (Spain), 144A	1,230,379	1,283,166
United Community Banks, Inc.	47,900	1,572,078
United Overseas Bank Ltd. (Singapore)	359,651	6,788,499
Univest Financial Corp.	63,500	1,739,265
Wells Fargo & Co.	72,938	3,385,053
Western Alliance Bancorp	18,280	1,989,230
		177,443,443
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	102,200	5,781,416
Coca-Cola Co. (The)	91,811	4,817,323
Diageo PLC (United Kingdom)	48,081	2,323,261
Fomento Economico Mexicano SAB de CV (Mexico), ADR	859	74,492
Keurig Dr. Pepper, Inc.	39,542	1,350,755
Kweichow Moutai Co. Ltd. (China) (Class A Stock)	218	61,743
Monster Beverage Corp.*	25,856	2,296,789
PepsiCo, Inc.	2,073	311,800
Primo Water Corp.	56,400	886,608
Thai Beverage PCL (Thailand)	299,221	143,737
		18,047,924
Biotechnology — 1.3%
89bio, Inc.*	33,000	646,470
AbbVie, Inc.	34,740	3,747,404
Acceleron Pharma, Inc.*	5,000	860,500
Amgen, Inc.	10,391	2,209,646
Argenx SE (Netherlands), ADR*	3,100	936,200
Ascendis Pharma A/S (Denmark), ADR*	5,200	828,828
Aurinia Pharmaceuticals, Inc. (Canada)*	80,100	1,772,613
Avid Bioservices, Inc.*	55,600	1,199,292
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Blueprint Medicines Corp.*	49,146	$5,052,700
Celldex Therapeutics, Inc.*	9,100	491,309
Cerevel Therapeutics Holdings, Inc.*	26,000	767,000
CSL Ltd. (Australia)	47,005	9,878,627
FibroGen, Inc.*	40,300	411,866
Horizon Therapeutics PLC*	27,043	2,962,290
Immunic, Inc.*	22,400	198,240
ImmunoGen, Inc.*	137,800	781,326
Iovance Biotherapeutics, Inc.*	27,800	685,548
KalVista Pharmaceuticals, Inc.*	39,000	680,550
Krystal Biotech, Inc.*	8,500	443,785
MacroGenics, Inc.*	39,100	818,754
Natera, Inc.*	13,100	1,459,864
Prelude Therapeutics, Inc.*	25,000	781,250
PTC Therapeutics, Inc.*	62,436	2,323,244
Regeneron Pharmaceuticals, Inc.*	8,819	5,337,082
Relay Therapeutics, Inc.*	27,800	876,534
REVOLUTION Medicines, Inc.*	27,200	748,272
Stoke Therapeutics, Inc.*	30,500	775,920
Turning Point Therapeutics, Inc.*	23,470	1,559,112
United Therapeutics Corp.*	26,999	4,983,475
Vertex Pharmaceuticals, Inc.*	17,357	3,148,386
Zai Lab Ltd. (China)*	1,630	173,004
		57,539,091
Building Products — 0.6%
Assa Abloy AB (Sweden) (Class B Stock)	388,100	11,272,802
Builders FirstSource, Inc.*	49,566	2,564,545
Johnson Controls International PLC	32,643	2,222,335
Masco Corp.	32,675	1,815,096
Nibe Industrier AB (Sweden) (Class B Stock)	217,016	2,741,062
Owens Corning	27,779	2,375,105
Trane Technologies PLC	22,854	3,945,743
		26,936,688
Capital Markets — 2.3%
Affiliated Managers Group, Inc.	13,500	2,039,715
Apollo Global Management, Inc.	5,500	338,745
Brightsphere Investment Group, Inc.	55,500	1,450,215
Cboe Global Markets, Inc.	11,178	1,384,507
Charles Schwab Corp. (The)	28,939	2,107,917
CME Group, Inc.	5,400	1,044,252
Cowen, Inc. (Class A Stock)	39,400	1,351,814
Deutsche Boerse AG (Germany)	24,700	4,009,420
Goldman Sachs Group, Inc. (The)	24,987	9,445,836
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	146,966	9,040,577
Intercontinental Exchange, Inc.	18,957	2,176,643
Lazard Ltd. (Class A Stock)	43,049	1,971,644
London Stock Exchange Group PLC (United Kingdom)	41,900	4,185,578
Macquarie Group Ltd. (Australia)	50,300	6,540,759
Moody’s Corp.	26,707	9,483,923
Morgan Stanley	25,150	2,447,346
MSCI, Inc.	23,378	14,221,772

A2

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Patria Investments Ltd. (Cayman Islands) (Class A Stock)	50,400	$823,032
Perella Weinberg Partners(a)	71,000	940,750
Raymond James Financial, Inc.	40,914	3,775,544
S&P Global, Inc.	23,264	9,884,641
Singapore Exchange Ltd. (Singapore)	271,252	1,978,599
UBS Group AG (Switzerland) (XSWX)	161,676	2,592,718
UBS Group AG (Switzerland) (NYSE)(a)	591,600	9,430,104
Virtu Financial, Inc. (Class A Stock)	182,407	4,456,203
		107,122,254
Chemicals — 1.5%
Air Liquide SA (France)	42,000	6,735,555
Albemarle Corp.	14,366	3,145,723
Ashland Global Holdings, Inc.	14,510	1,293,131
Axalta Coating Systems Ltd.*	81,915	2,391,099
BASF SE (Germany)	4,315	328,179
Celanese Corp.	7,500	1,129,800
Element Solutions, Inc.	59,100	1,281,288
Hansol Chemical Co. Ltd. (South Korea)	1,048	304,894
Koninklijke DSM NV (Netherlands)	3,900	779,722
LG Chem Ltd. (South Korea)	125	81,046
Linde PLC (United Kingdom)	65,400	19,300,063
Mosaic Co. (The)	158,907	5,676,158
Olin Corp.	71,857	3,467,100
Quaker Chemical Corp.	5,400	1,283,688
RPM International, Inc.	14,932	1,159,470
Sherwin-Williams Co. (The)	20,800	5,818,384
Shin-Etsu Chemical Co. Ltd. (Japan)	55,254	9,292,146
Sika AG (Switzerland)	9,285	2,948,958
Sociedad Quimica y Minera de Chile SA (Chile), ADR	1,241	66,667
Tronox Holdings PLC (Class A Stock)	54,800	1,350,820
Westlake Chemical Corp.	8,968	817,344
		68,651,235
Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	32,300	2,044,590
Casella Waste Systems, Inc. (Class A Stock)*	13,100	994,814
Herman Miller, Inc.	13,964	525,884
Montrose Environmental Group, Inc.*	5,900	364,266
Republic Services, Inc.	14,532	1,744,712
Tetra Tech, Inc.	8,200	1,224,588
Waste Connections, Inc.	31,578	3,976,618
		10,875,472
Communications Equipment — 0.3%
Cisco Systems, Inc.	150,716	8,203,472
Motorola Solutions, Inc.	3,396	788,959
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	341,881	3,852,372
		12,844,803
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.4%
Dycom Industries, Inc.*	27,900	$1,987,596
Larsen & Toubro Ltd. (India)	10,090	230,332
MasTec, Inc.*	21,991	1,897,383
Quanta Services, Inc.	25,701	2,925,288
SHO-BOND Holdings Co. Ltd. (Japan)	71,100	3,149,269
Taisei Corp. (Japan)	61,815	1,977,628
Valmont Industries, Inc.	8,464	1,990,056
Vinci SA (France)	61,418	6,380,734
		20,538,286
Construction Materials — 0.5%
CRH PLC (Ireland)	171,067	7,979,613
CRH PLC (Ireland), ADR	154,600	7,226,004
Eagle Materials, Inc.	11,000	1,442,760
HeidelbergCement AG (Germany)	68,300	5,100,702
Summit Materials, Inc. (Class A Stock)*	29,800	952,706
		22,701,785
Consumer Finance — 0.7%
Ally Financial, Inc.	42,508	2,170,033
American Express Co.	29,324	4,912,650
Capital One Financial Corp.	61,069	9,891,346
Discover Financial Services	27,188	3,340,046
FirstCash, Inc.	27,700	2,423,750
OneMain Holdings, Inc.	51,496	2,849,273
Santander Consumer USA Holdings, Inc.	84,074	3,505,886
Shriram Transport Finance Co. Ltd. (India)	7,432	129,380
Synchrony Financial	90,326	4,415,135
		33,637,499
Containers & Packaging — 0.1%
Crown Holdings, Inc.	20,670	2,083,123
O-I Glass, Inc.*	52,100	743,467
		2,826,590
Diversified Consumer Services — 0.1%
Adtalem Global Education, Inc.*	10,400	393,224
Laureate Education, Inc. (Class A Stock)*	84,900	1,442,451
Terminix Global Holdings, Inc.*	25,500	1,062,585
		2,898,260
Diversified Financial Services — 0.5%
Berkshire Hathaway, Inc. (Class B Stock)*	4,993	1,362,789
Chailease Holding Co. Ltd. (Taiwan)	5,582	49,000
Investor AB (Sweden) (Class B Stock)	514,337	11,073,854
M&G PLC (United Kingdom)	119,239	326,932
ORIX Corp. (Japan)	495,725	9,236,579
Voya Financial, Inc.	39,868	2,447,496
		24,496,650
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	101,072	2,729,955
Cellnex Telecom SA (Spain), 144A	151,397	9,338,361

A3

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Cogent Communications Holdings, Inc.	8,930	$632,601
Deutsche Telekom AG (Germany)	117,507	2,359,710
Elisa OYJ (Finland)	23,855	1,481,074
HKT Trust & HKT Ltd. (Hong Kong)	434,888	594,268
Liberty Global PLC (United Kingdom) (Class C Stock)*	138,900	4,091,994
Lumen Technologies, Inc.	30,183	373,967
Verizon Communications, Inc.	72,147	3,896,660
		25,498,590
Electric Utilities — 1.0%
ALLETE, Inc.	14,300	851,136
American Electric Power Co., Inc.	16,491	1,338,739
Edison International	54,840	3,041,975
Enel SpA (Italy)	1,617,933	12,460,741
Entergy Corp.	12,861	1,277,226
Evergy, Inc.	94,249	5,862,288
Exelon Corp.	54,956	2,656,573
FirstEnergy Corp.	9,894	352,424
Iberdrola SA (Spain)	185,021	1,857,133
NextEra Energy, Inc.	65,923	5,176,274
NRG Energy, Inc.	80,456	3,285,019
OGE Energy Corp.	10,537	347,300
Orsted A/S (Denmark), 144A	31,190	4,132,681
PPL Corp.	39,663	1,105,804
Southern Co. (The)	5,345	331,230
		44,076,543
Electrical Equipment — 0.7%
AMETEK, Inc.	26,271	3,257,867
Array Technologies, Inc.*	53,200	985,264
Atkore, Inc.*	17,900	1,555,868
Generac Holdings, Inc.*	7,121	2,910,139
Legrand SA (France)	64,800	6,940,337
Mitsubishi Electric Corp. (Japan)	206,300	2,868,557
Nidec Corp. (Japan)	16,052	1,773,545
nVent Electric PLC	69,032	2,231,804
Rockwell Automation, Inc.	3,667	1,078,245
Shoals Technologies Group, Inc. (Class A Stock)*	32,500	906,100
Siemens Energy AG (Germany)*	50	1,343
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	7,260	165,339
Vestas Wind Systems A/S (Denmark)	196,191	7,864,939
		32,539,347
Electronic Equipment, Instruments & Components — 1.0%
Advanced Energy Industries, Inc.	15,400	1,351,350
Avnet, Inc.	76,806	2,839,518
Azbil Corp. (Japan)	153,400	6,590,878
Flex Ltd.*	59,800	1,057,264
Hon Hai Precision Industry Co. Ltd. (Taiwan)	31,880	119,028
Ibiden Co. Ltd. (Japan)	41,500	2,289,179
II-VI, Inc.*(a)	28,900	1,715,504
Jabil, Inc.	40,169	2,344,664
Keyence Corp. (Japan)	34,099	20,363,782
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Keysight Technologies, Inc.*	5,676	$932,510
LG Innotek Co. Ltd. (South Korea)	319	55,452
Samsung SDI Co. Ltd. (South Korea)	252	151,518
Spectris PLC (United Kingdom)	74,500	3,889,159
SYNNEX Corp.	28,110	2,926,251
TTM Technologies, Inc.*	85,000	1,068,450
Unimicron Technology Corp. (Taiwan)	34,805	164,203
		47,858,710
Energy Equipment & Services — 0.1%
Aspen Aerogels, Inc.*	26,100	1,200,861
Cactus, Inc. (Class A Stock)	22,900	863,788
Helix Energy Solutions Group, Inc.*	83,660	324,601
National Energy Services Reunited Corp.*	95,200	1,191,904
Natural Gas Services Group, Inc.*	51,955	539,293
Yantai Jereh Oilfield Services Group Co. Ltd. (China) (Class A Stock)	15,049	112,077
		4,232,524
Entertainment — 0.6%
Activision Blizzard, Inc.	164,879	12,759,986
Bilibili, Inc. (China), ADR*	286	18,925
Bilibili, Inc. (China) (Class Z Stock)*	3,840	258,281
Cineworld Group PLC (United Kingdom)	13,664	4,967
Electronic Arts, Inc.	24,678	3,510,445
IMAX Corp.*	53,200	1,009,736
NetEase, Inc. (China), ADR	3,694	315,467
Netflix, Inc.*	5,576	3,403,256
Nexon Co. Ltd. (Japan)	25,546	411,578
Universal Music Group NV (Netherlands)*(a)	177,015	4,739,623
		26,432,264
Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	39,912	10,593,044
Armada Hoffler Properties, Inc.	81,454	1,089,040
CoreSite Realty Corp.	8,571	1,187,426
Corporate Office Properties Trust	29,300	790,514
Crown Castle International Corp.	4,245	735,743
CubeSmart	64,789	3,139,027
Digital Realty Trust, Inc.	27,179	3,926,007
Douglas Emmett, Inc.	32,100	1,014,681
Equinix, Inc.	1,520	1,200,998
Equity LifeStyle Properties, Inc.	10,035	783,733
Extra Space Storage, Inc.	3,606	605,772
Gaming & Leisure Properties, Inc.	26,380	1,221,922
GEO Group, Inc. (The)	111,800	835,146
Healthcare Trust of America, Inc. (Class A Stock)	12,600	373,716
Iron Mountain, Inc.	9,594	416,859
Lexington Realty Trust	142,100	1,811,775
Link REIT (Hong Kong)	156,344	1,338,558
Medical Properties Trust, Inc.	15,836	317,828
Mid-America Apartment Communities, Inc.	8,513	1,589,803

A4

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
National Retail Properties, Inc.	30,701	$1,325,976
Plymouth Industrial REIT, Inc.	72,700	1,653,925
Prologis, Inc.	13,213	1,657,307
RLJ Lodging Trust	94,800	1,408,728
Sabra Health Care REIT, Inc.	50,700	746,304
Spirit Realty Capital, Inc.	30,228	1,391,697
STORE Capital Corp.	18,787	601,748
Terreno Realty Corp.	15,500	980,065
UDR, Inc.	14,193	751,945
Uniti Group, Inc.	102,600	1,269,162
VEREIT, Inc.	7,600	343,748
VICI Properties, Inc.	147,392	4,187,407
		49,289,604
Food & Staples Retailing — 0.7%
Alimentation Couche-Tard, Inc. (Canada) (Class B Stock)	49,819	1,906,070
Atacadao SA (Brazil)	17,849	57,850
Clicks Group Ltd. (South Africa)	106,900	1,973,904
Cosmos Pharmaceutical Corp. (Japan)	6,333	1,080,972
Costco Wholesale Corp.	6,786	3,049,289
CP ALL PCL (Thailand)	78,632	147,152
Performance Food Group Co.*	42,500	1,974,550
PriceSmart, Inc.	16,500	1,279,575
Seven & i Holdings Co. Ltd. (Japan)	49,500	2,248,845
Tesco PLC (United Kingdom)	102,928	350,179
Tsuruha Holdings, Inc. (Japan)	5,921	731,142
US Foods Holding Corp.*	88,853	3,079,645
Wal-Mart de Mexico SAB de CV (Mexico)	19,857	67,291
Walmart, Inc.	88,565	12,344,190
Welcia Holdings Co. Ltd. (Japan)	20,289	729,295
		31,019,949
Food Products — 1.0%
Angel Yeast Co. Ltd. (China) (Class A Stock)	12,823	99,286
Bunge Ltd.	24,666	2,005,839
Chocoladefabriken Lindt & Spruengli AG (Switzerland)	34	380,256
Darling Ingredients, Inc.*	16,400	1,179,160
Kerry Group PLC (Ireland) (Class A Stock)	7,720	1,031,791
Mondelez International, Inc. (Class A Stock)	132,811	7,726,944
Nestle SA (Switzerland)	246,727	29,753,700
SunOpta, Inc. (Canada)*	45,000	401,850
Tyson Foods, Inc. (Class A Stock)	27,546	2,174,481
Whole Earth Brands, Inc.*	85,900	992,145
		45,745,452
Gas Utilities — 0.0%
China Gas Holdings Ltd. (China)	30,685	90,814
Indraprastha Gas Ltd. (India)	11,218	80,598
New Jersey Resources Corp.	31,200	1,086,072
Snam SpA (Italy)	52,920	293,387
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
South Jersey Industries, Inc.(a)	26,580	$565,091
		2,115,962
Health Care Equipment & Supplies — 2.0%
Axonics, Inc.*	20,400	1,327,836
Becton, Dickinson & Co.	4,200	1,032,444
Boston Scientific Corp.*	212,377	9,215,038
Butterfly Network, Inc.*	27,800	290,232
Danaher Corp.	45,351	13,806,658
Envista Holdings Corp.*	34,100	1,425,721
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	49,501	1,088,751
Heska Corp.*	6,200	1,602,948
Hologic, Inc.*	77,703	5,735,258
Hoya Corp. (Japan)	174,356	27,219,111
IDEXX Laboratories, Inc.*	6,204	3,858,268
Inogen, Inc.*	18,400	792,856
Intuitive Surgical, Inc.*	1,630	1,620,465
Koninklijke Philips NV (Netherlands)	54,393	2,414,864
Masimo Corp.*	3,927	1,063,078
Penumbra, Inc.*	5,873	1,565,155
ResMed, Inc.	44,833	11,815,737
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (China) (Class A Stock)	5,061	301,658
Tandem Diabetes Care, Inc.*	12,000	1,432,560
ViewRay, Inc.*	230,000	1,658,300
West Pharmaceutical Services, Inc.	9,143	3,881,569
		93,148,507
Health Care Providers & Services — 1.3%
1Life Healthcare, Inc.*	15,900	321,975
Acadia Healthcare Co., Inc.*	25,200	1,607,256
Addus HomeCare Corp.*	10,100	805,475
AMN Healthcare Services, Inc.*	16,400	1,881,900
Anthem, Inc.	10,392	3,874,138
Centene Corp.*	46,121	2,873,800
Cigna Corp.	56,302	11,269,408
Ensign Group, Inc. (The)	19,900	1,490,311
Hanger, Inc.*	45,500	999,180
HCA Healthcare, Inc.	15,558	3,776,238
Humana, Inc.	32,590	12,682,398
LHC Group, Inc.*	6,816	1,069,499
MEDNAX, Inc.*	39,900	1,134,357
Molina Healthcare, Inc.*	22,027	5,976,145
Option Care Health, Inc.*	62,675	1,520,495
Progyny, Inc.*	26,200	1,467,200
R1 RCM, Inc.*	85,200	1,875,252
RadNet, Inc.*	39,300	1,151,883
Surgery Partners, Inc.*	14,100	596,994
UnitedHealth Group, Inc.	12,312	4,810,791
		61,184,695
Health Care Technology — 0.1%
Omnicell, Inc.*	10,400	1,543,672
Phreesia, Inc.*	27,400	1,690,580

A5

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Technology (cont’d.)
Veeva Systems, Inc. (Class A Stock)*	11,191	$3,224,910
		6,459,162
Hotels, Restaurants & Leisure — 0.7%
CEC Entertainment, Inc.	5,023	89,578
Compass Group PLC (United Kingdom)*	329,100	6,713,352
Domino’s Pizza, Inc.	4,365	2,081,930
Dutch Bros, Inc. (Class A Stock)*	5,900	255,588
El Pollo Loco Holdings, Inc.*	53,600	905,840
Entain PLC (United Kingdom)*	49,172	1,411,923
Everi Holdings, Inc.*	63,400	1,533,012
Golden Entertainment, Inc.*	19,500	957,255
InterContinental Hotels Group PLC (United Kingdom), ADR*	50,900	3,272,361
Jack in the Box, Inc.	12,200	1,187,426
Marriott Vacations Worldwide Corp.	6,300	991,179
NEOGAMES SA (Israel)*	21,200	778,464
Noodles & Co.*	84,900	1,001,820
Red Rock Resorts, Inc. (Class A Stock)*	34,500	1,767,090
Starbucks Corp.	64,678	7,134,630
Trip.com Group Ltd. (China), ADR*	3,944	121,278
Yum! Brands, Inc.	8,606	1,052,600
		31,255,326
Household Durables — 1.0%
Barratt Developments PLC (United Kingdom)	324,218	2,859,195
D.R. Horton, Inc.	55,047	4,622,297
Helen of Troy Ltd.*	7,700	1,730,036
Lennar Corp. (Class A Stock)	55,873	5,234,183
NVR, Inc.*	844	4,046,203
PulteGroup, Inc.	73,841	3,390,779
Sony Group Corp. (Japan)	126,053	13,986,662
Taylor Morrison Home Corp.*	41,000	1,056,980
Toll Brothers, Inc.	41,841	2,313,389
TopBuild Corp.*	6,700	1,372,227
Tri Pointe Homes, Inc.*	50,100	1,053,102
Whirlpool Corp.	11,100	2,262,846
		43,927,899
Household Products — 0.6%
Clorox Co. (The)	13,750	2,277,138
Colgate-Palmolive Co.	113,096	8,547,796
Energizer Holdings, Inc.	25,500	995,775
Kimberly-Clark Corp.	32,804	4,344,562
Procter & Gamble Co. (The)	46,143	6,450,791
Reckitt Benckiser Group PLC (United Kingdom)	10,799	850,780
Spectrum Brands Holdings, Inc.	31,236	2,988,348
Unicharm Corp. (Japan)	26,435	1,169,575
		27,624,765
Independent Power & Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. (Class A Stock)	56,739	2,202,041
	Shares	Value
Common Stocks (continued)
Independent Power & Renewable Electricity Producers (cont’d.)
Clearway Energy, Inc. (Class C Stock)	24,800	$750,696
Sunnova Energy International, Inc.*	30,800	1,014,552
		3,967,289
Industrial Conglomerates — 0.8%
Hitachi Ltd. (Japan)	246,600	14,582,887
Honeywell International, Inc.	4,895	1,039,111
Jardine Matheson Holdings Ltd. (Hong Kong)	29,791	1,569,073
Rheinmetall AG (Germany)	36,200	3,537,429
Roper Technologies, Inc.	4,677	2,086,550
Siemens AG (Germany)	95,200	15,562,765
		38,377,815
Insurance — 3.4%
Admiral Group PLC (United Kingdom)	33,632	1,393,247
Aflac, Inc.	12,875	671,174
AIA Group Ltd. (Hong Kong)	1,758,343	20,318,128
Allianz SE (Germany)	10,129	2,279,751
Allstate Corp. (The)	30,336	3,862,076
American Financial Group, Inc.	36,592	4,604,371
American International Group, Inc.	41,369	2,270,744
Arch Capital Group Ltd.*	37,626	1,436,561
Arthur J. Gallagher & Co.	11,004	1,635,745
Assicurazioni Generali SpA (Italy)	213,410	4,506,476
Assurant, Inc.	7,203	1,136,273
AXA SA (France)	453,175	12,580,619
Axis Capital Holdings Ltd.	28,339	1,304,728
Beazley PLC (United Kingdom)*	274,500	1,399,740
BRP Group, Inc. (Class A Stock)*	31,000	1,031,990
Direct Line Insurance Group PLC (United Kingdom)	76,859	299,114
First American Financial Corp.	42,255	2,833,198
Globe Life, Inc.	29,042	2,585,609
Hannover Rueck SE (Germany)	31,497	5,495,178
James River Group Holdings Ltd.	15,300	577,269
Legal & General Group PLC (United Kingdom)	88,452	333,271
Marsh & McLennan Cos., Inc.	73,023	11,057,873
MetLife, Inc.	181,279	11,190,353
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	20,357	5,552,537
NN Group NV (Netherlands)	193,239	10,094,484
Old Republic International Corp.	201,794	4,667,495
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	14,688	100,069
Principal Financial Group, Inc.	52,271	3,366,252
Progressive Corp. (The)	18,484	1,670,769
Reinsurance Group of America, Inc.	24,055	2,676,359
RenaissanceRe Holdings Ltd. (Bermuda)	15,428	2,150,663
Sampo OYJ (Finland) (Class A Stock)	103,100	5,112,766
Swiss Life Holding AG (Switzerland)	6,199	3,134,651
Swiss Re AG	2,420	207,254
Tokio Marine Holdings, Inc. (Japan)	144,157	7,723,289
Travelers Cos., Inc. (The)	23,479	3,569,043
Willis Towers Watson PLC	4,762	1,106,974

A6

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Zurich Insurance Group AG (Switzerland)	26,629	$10,907,850
		156,843,943
Interactive Media & Services — 1.5%
Adevinta ASA (France)*	142,097	2,428,510
Alphabet, Inc. (Class A Stock)*	10,495	28,058,592
Auto Trader Group PLC (United Kingdom), 144A	102,509	808,153
Facebook, Inc. (Class A Stock)*	70,027	23,766,464
Kakaku.com, Inc. (Japan)	45,569	1,474,138
Kuaishou Technology (China), 144A*	7,100	76,299
Match Group, Inc.*	9,755	1,531,437
NAVER Corp. (South Korea)	567	184,567
QuinStreet, Inc.*	38,300	672,548
Rightmove PLC (United Kingdom)	322,000	2,968,740
Snap, Inc. (Class A Stock)*	30,100	2,223,487
Tencent Holdings Ltd. (China)	63,361	3,816,474
Twitter, Inc.*	31,480	1,901,077
Yandex NV (Russia) (Class A Stock)*	2,438	194,284
		70,104,770
Internet & Direct Marketing Retail — 0.6%
Alibaba Group Holding Ltd. (China), ADR*	6,445	954,182
Amazon.com, Inc.*	6,137	20,160,291
Chewy, Inc. (Class A Stock)*	7,549	514,162
Coupang, Inc. (South Korea)*	1,948	54,252
eBay, Inc.	20,790	1,448,439
Etsy, Inc.*	4,287	891,525
HelloFresh SE (Germany)*	6,481	600,575
JD Health International, Inc. (China), 144A*	4,525	43,660
JD.com, Inc. (China), ADR*	3,217	232,396
Meituan (China) (Class B Stock), 144A*	12,761	406,667
MercadoLibre, Inc. (Argentina)*	906	1,521,536
Naspers Ltd. (South Africa) (Class N Stock)	491	81,764
Pinduoduo, Inc. (China), ADR*	2,997	271,738
ZOZO, Inc. (Japan)	36,147	1,352,612
		28,533,799
IT Services — 2.3%
Accenture PLC (Class A Stock)	20,948	6,701,684
Adyen NV (Netherlands), 144A*	1,338	3,734,671
Akamai Technologies, Inc.*	8,875	928,236
Alten SA (France)	8,700	1,276,238
Amadeus IT Group SA (Spain)*	149,779	9,822,270
Atos SE (France)	76	4,047
Capgemini SE (France)	30,750	6,389,577
Cyxtera Technologies, Inc.*	59,800	553,150
Dlocal Ltd. (Uruguay)*	24,290	1,325,262
DXC Technology Co.*	27,616	928,174
Edenred (France)	107,977	5,814,210
Euronet Worldwide, Inc.*	6,100	776,408
ExlService Holdings, Inc.*	17,100	2,105,352
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Fidelity National Information Services, Inc.	5,861	$713,166
FleetCor Technologies, Inc.*	3,248	848,605
Fujitsu Ltd. (Japan)	27,700	5,024,214
Genpact Ltd.	18,023	856,273
GoDaddy, Inc. (Class A Stock)*	17,178	1,197,307
Infosys Ltd. (India)	6,125	137,644
Mastercard, Inc. (Class A Stock)	69,957	24,322,650
MoneyGram International, Inc.*	51,400	412,228
Obic Co. Ltd. (Japan)	14,151	2,692,851
PayPal Holdings, Inc.*	7,510	1,954,177
Tata Consultancy Services Ltd. (India)	2,107	106,911
Twilio, Inc. (Class A Stock)*	6,979	2,226,650
VeriSign, Inc.*	9,750	1,998,847
Verra Mobility Corp.*	103,400	1,558,238
Visa, Inc. (Class A Stock)	73,373	16,343,836
Western Union Co. (The)	14,445	292,078
WNS Holdings Ltd. (India), ADR*	22,000	1,799,600
Worldline SA (France), 144A*	24,280	1,850,216
		104,694,770
Leisure Products — 0.2%
Bandai Namco Holdings, Inc. (Japan)	10,462	784,123
Brunswick Corp.	11,940	1,137,524
Hasbro, Inc.	24,671	2,201,147
Mattel, Inc.*	96,892	1,798,315
Polaris, Inc.	9,640	1,153,522
YETI Holdings, Inc.*	6,600	565,554
		7,640,185
Life Sciences Tools & Services — 0.6%
Bio-Rad Laboratories, Inc. (Class A Stock)*	9,612	7,170,072
Bruker Corp.	62,484	4,880,000
Eurofins Scientific SE (Luxembourg)	7,800	1,000,546
Lonza Group AG (Switzerland)	5,407	4,059,115
Mettler-Toledo International, Inc.*	798	1,099,133
Pharmaron Beijing Co. Ltd. (China) (Class H Stock), 144A	5,940	142,069
Quanterix Corp.*	18,200	906,178
Sartorius Stedim Biotech (France)	6,039	3,382,891
Thermo Fisher Scientific, Inc.	7,167	4,094,722
WuXi AppTec Co. Ltd. (China) (Class H Stock), 144A	4,786	111,716
		26,846,442
Machinery — 2.3%
Aalberts NV (Netherlands)	20,000	1,152,991
AGCO Corp.	19,421	2,379,655
Allison Transmission Holdings, Inc.	9,688	342,180
Atlas Copco AB (Sweden) (Class A Stock)	196,749	11,900,002
Caterpillar, Inc.	38,261	7,344,964
Columbus McKinnon Corp.	40,000	1,934,000
Crane Co.	14,400	1,365,264
Cummins, Inc.	5,920	1,329,395
Deere & Co.	6,851	2,295,565

A7

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Dover Corp.	12,768	$1,985,424
Epiroc AB (Sweden) (Class A Stock)	343,443	7,107,162
FANUC Corp. (Japan)	56,300	12,295,631
IDEX Corp.	11,724	2,426,282
Illinois Tool Works, Inc.	26,688	5,514,541
Interpump Group SpA (Italy)	64,400	4,173,256
ITT, Inc.	21,200	1,819,808
Kone OYJ (Finland) (Class B Stock)	91,609	6,431,957
MINEBEA MITSUMI, Inc. (Japan)	239,900	6,109,532
MISUMI Group, Inc. (Japan)	225,100	9,550,663
Nabtesco Corp. (Japan)	17,100	646,653
OSG Corp. (Japan)	77,700	1,328,386
Otis Worldwide Corp.	19,749	1,624,948
Rational AG (Germany)	1,193	1,120,561
Schindler Holding AG (Switzerland)	1,930	497,861
Schindler Holding AG (Switzerland) (Part. Cert.)	24,580	6,605,885
SMC Corp. (Japan)	1,204	753,367
Techtronic Industries Co. Ltd. (Hong Kong)	133,951	2,634,211
TNT Crane & Rigging, Inc.	203	3,591
Volvo AB (Sweden) (Class B Stock)	126,265	2,830,349
Zhejiang Sanhua Intelligent Controls Co. Ltd. (China) (Class A Stock)	35,478	124,671
		105,628,755
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,051	2,838,116
Media — 0.7%
Charter Communications, Inc. (Class A Stock)*	5,138	3,738,203
Comcast Corp. (Class A Stock)	218,454	12,218,132
Discovery, Inc. (Class A Stock)*	46,661	1,184,256
iHeartMedia, Inc. (Class A Stock)*	51,800	1,296,036
Interpublic Group of Cos., Inc. (The)	15,634	573,299
Liberty Broadband Corp. (Class C Stock)*	20,828	3,596,995
Meredith Corp.*	19,500	1,086,150
Nexstar Media Group, Inc. (Class A Stock)	2,600	395,096
Omnicom Group, Inc.	5,352	387,806
Publicis Groupe SA (France)	5,680	381,907
Schibsted ASA (Norway) (Class B Stock)	78,900	3,326,978
TechTarget, Inc.*	10,000	824,200
Thryv Holdings, Inc.*	22,400	672,896
ViacomCBS, Inc. (Class B Stock)	40,819	1,612,759
Vivendi SE (France)	177,015	2,224,795
		33,519,508
Metals & Mining — 1.9%
Agnico Eagle Mines Ltd. (Canada)	15,107	783,737
Anglo American PLC (South Africa)	401,145	14,169,454
AngloGold Ashanti Ltd. (Tanzania)	3,056	48,737
ArcelorMittal SA (Luxembourg)	290,569	8,810,548
Barrick Gold Corp. (Canada)	169,970	3,069,015
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
BHP Group PLC (Australia)	657,990	$16,616,807
Commercial Metals Co.	49,000	1,492,540
Evolution Mining Ltd. (Australia)	417,515	1,059,084
Ferroglobe PLC^	44,100	—
Fortescue Metals Group Ltd. (Australia)	469,323	5,052,333
Franco-Nevada Corp. (Canada)	27,213	3,535,370
Freeport-McMoRan, Inc.	98,493	3,203,977
Glencore PLC (Australia)*	1,515,881	7,147,313
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	25,039	99,566
Impala Platinum Holdings Ltd. (South Africa)	24,012	272,198
Kirkland Lake Gold Ltd. (Canada)	74,269	3,093,662
Lundin Mining Corp. (Chile)	225,013	1,618,402
Newmont Corp.	95,160	5,167,188
POSCO (South Korea)	1,145	317,205
Reliance Steel & Aluminum Co.	7,995	1,138,648
Rio Tinto PLC (Australia)	58,848	3,874,985
Southern Copper Corp. (Peru)	67,422	3,785,071
Steel Dynamics, Inc.	38,117	2,229,082
Vale SA (Brazil), ADR	34,436	480,382
Wheaton Precious Metals Corp. (Brazil)	24,187	910,498
		87,975,802
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp.	81,787	1,289,781
New Residential Investment Corp.	34,700	381,700
Redwood Trust, Inc.	95,600	1,232,284
		2,903,765
Multiline Retail — 0.4%
Dollar General Corp.	14,869	3,154,310
Dollar Tree, Inc.*	25,907	2,479,818
Dollarama, Inc. (Canada)	23,636	1,025,234
Ollie’s Bargain Outlet Holdings, Inc.*	6,400	385,792
Pan Pacific International Holdings Corp. (Japan)	47,703	990,375
Target Corp.	53,720	12,289,524
		20,325,053
Multi-Utilities — 0.5%
Dominion Energy, Inc.	19,313	1,410,235
MDU Resources Group, Inc.	35,500	1,053,285
NiSource, Inc.	58,800	1,424,724
Public Service Enterprise Group, Inc.	21,055	1,282,250
RWE AG (Germany)	200,416	7,079,370
Sempra Energy	65,523	8,288,660
		20,538,524
Oil, Gas & Consumable Fuels — 2.1%
APA Corp.	147,078	3,151,881
BP PLC (United Kingdom)	2,636,661	11,935,267
Chevron Corp.	84,628	8,585,511
China Petroleum & Chemical Corp. (China) (Class H Stock)	234,337	115,212
Clean Energy Fuels Corp.*	68,500	558,275

A8

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
CNX Resources Corp.*	50,700	$639,834
Devon Energy Corp.	82,111	2,915,762
ENEOS Holdings, Inc. (Japan)	698,179	2,842,369
Exxon Mobil Corp.	6,357	373,919
Gazprom PJSC (Russia), ADR	17,260	171,564
Idemitsu Kosan Co. Ltd. (Japan)	237,749	6,262,815
Kinder Morgan, Inc.	20,675	345,893
LUKOIL PJSC (Russia)	4,116	391,735
Magnolia Oil & Gas Corp. (Class A Stock)	106,400	1,892,856
Marathon Petroleum Corp.	5,075	313,686
Neste OYJ (Finland)	28,158	1,594,971
Novatek PJSC (Russia), GDR	839	220,916
OMV AG (Austria)	51,832	3,098,378
Ovintiv, Inc.	34,800	1,144,224
Petroleo Brasileiro SA (Brazil)	14,977	77,144
Petroleo Brasileiro SA (Brazil), ADR	5,700	58,938
Petronet LNG Ltd. (India)	23,763	76,332
Phillips 66	24,170	1,692,625
Pioneer Natural Resources Co.	9,781	1,628,634
Range Resources Corp.*	39,500	893,885
Reliance Industries Ltd. (India)	19,273	652,570
Reliance Industries Ltd. (India), 144A, GDR	112,500	7,666,494
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	140,675	3,098,647
Royal Dutch Shell PLC (Netherlands) (Class B Stock), ADR	217,600	9,633,152
Thungela Resources Ltd. (South Africa)*	28,446	175,733
TotalEnergies SE (France)(a)	423,781	20,219,971
Valero Energy Corp.	27,144	1,915,552
Williams Cos., Inc. (The)	16,307	423,003
		94,767,748
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	71,439	4,384,211
Mondi PLC (Austria)	29,905	734,785
Stora Enso OYJ (Finland) (Class R Stock)	147,700	2,467,457
Suzano SA (Brazil)*	9,493	94,133
UPM-Kymmene OYJ (Finland)	8,988	318,637
		7,999,223
Personal Products — 0.2%
Herbalife Nutrition Ltd.*	77,776	3,296,147
Kao Corp. (Japan)	58,630	3,492,397
LG Household & Health Care Ltd. (South Korea)	27	30,520
Natura & Co. Holding SA (Brazil)*	28,253	236,629
Pola Orbis Holdings, Inc. (Japan)	31,618	728,289
		7,783,982
Pharmaceuticals — 2.7%
Arvinas, Inc.*	19,100	1,569,638
AstraZeneca PLC (United Kingdom)	67,667	8,122,230
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom), ADR	188,176	$11,301,851
Bayer AG (Germany)	83,917	4,558,454
Bristol-Myers Squibb Co.	137,166	8,116,112
Chugai Pharmaceutical Co. Ltd. (Japan)	17,842	653,791
Dechra Pharmaceuticals PLC (United Kingdom)	38,900	2,544,775
Eli Lilly & Co.	68,282	15,776,556
Hansoh Pharmaceutical Group Co. Ltd. (China), 144A	21,329	54,115
Jazz Pharmaceuticals PLC*	23,623	3,075,951
Merck & Co., Inc.	4,600	345,506
Nektar Therapeutics*	47,900	860,284
Novartis AG (Switzerland)	93,190	7,632,012
Reata Pharmaceuticals, Inc. (Class A Stock)*	8,400	845,124
Recordati Industria Chimica e Farmaceutica SpA (Italy)	28,790	1,666,569
Richter Gedeon Nyrt (Hungary)	3,129	85,571
Roche Holding AG (Switzerland)	76,354	27,915,117
Royalty Pharma PLC (Class A Stock)	28,662	1,035,845
Sanofi (France)	181,241	17,421,589
UCB SA (Belgium)	40,236	4,487,866
Zoetis, Inc.	19,275	3,742,048
		121,811,004
Professional Services — 1.2%
ASGN, Inc.*	30,000	3,394,200
Booz Allen Hamilton Holding Corp.	12,565	997,033
CRA International, Inc.	28,300	2,811,322
Experian PLC (United Kingdom)	244,240	10,229,396
ICF International, Inc.	16,600	1,482,214
Insperity, Inc.	21,200	2,347,688
Recruit Holdings Co. Ltd. (Japan)	429,106	26,122,334
RELX PLC (United Kingdom)	37,497	1,080,782
Teleperformance (France)	13,800	5,427,099
Verisk Analytics, Inc.	4,395	880,187
		54,772,255
Real Estate Management & Development — 0.7%
Ayala Land, Inc. (Philippines)	194,794	127,680
CK Asset Holdings Ltd. (Hong Kong)	604,196	3,483,385
Henderson Land Development Co. Ltd. (Hong Kong)	540,194	2,064,681
Howard Hughes Corp. (The)*	12,100	1,062,501
Jones Lang LaSalle, Inc.*	16,800	4,167,912
Mitsubishi Estate Co. Ltd. (Japan)	137,100	2,185,542
Mitsui Fudosan Co. Ltd. (Japan)	100,200	2,381,175
Realogy Holdings Corp.*	64,200	1,126,068
Sino Land Co. Ltd. (Hong Kong)	995,643	1,330,890
Sun Hung Kai Properties Ltd. (Hong Kong)	200,737	2,500,269
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	214,917	1,274,040
UOL Group Ltd. (Singapore)	165,137	830,698

A9

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Vonovia SE (Germany)	175,842	$10,564,245
		33,099,086
Road & Rail — 0.7%
Canadian Pacific Railway Ltd. (Canada)	100,400	6,556,201
Knight-Swift Transportation Holdings, Inc.	78,830	4,032,154
Landstar System, Inc.	10,084	1,591,457
Localiza Rent a Car SA (Brazil)	10,403	104,646
Old Dominion Freight Line, Inc.	29,648	8,478,735
Schneider National, Inc. (Class B Stock)	114,449	2,602,570
Union Pacific Corp.	48,688	9,543,335
		32,909,098
Semiconductors & Semiconductor Equipment — 2.9%
ASML Holding NV (Netherlands)	48,655	36,329,613
Cirrus Logic, Inc.*	12,400	1,021,140
eMemory Technology, Inc. (Taiwan)	4,305	303,133
Enphase Energy, Inc.*	13,405	2,010,348
Entegris, Inc.	27,542	3,467,538
FormFactor, Inc.*	26,100	974,313
Infineon Technologies AG (Germany)	51,100	2,097,067
KLA Corp.	13,612	4,553,350
Lam Research Corp.	21,056	11,984,022
Lasertec Corp. (Japan)	27,400	6,271,910
MACOM Technology Solutions Holdings, Inc.*	15,200	986,024
Marvell Technology, Inc.	56,527	3,409,143
MediaTek, Inc. (Taiwan)	12,788	414,969
Micron Technology, Inc.	41,726	2,961,711
Monolithic Power Systems, Inc.	2,600	1,260,168
Nova Ltd. (Israel)*	6,900	705,801
NVIDIA Corp.	84,249	17,453,023
NXP Semiconductors NV (China)	51,542	10,095,532
ON Semiconductor Corp.*	104,888	4,800,724
Parade Technologies Ltd.	1,000	58,983
Realtek Semiconductor Corp. (Taiwan)	5,738	101,767
Renesas Electronics Corp. (Japan)*	160,798	2,000,567
Semtech Corp.*	15,100	1,177,347
Silergy Corp. (China)	1,313	191,615
SK Hynix, Inc. (South Korea)	3,433	293,160
SMART Global Holdings, Inc.*	19,600	872,200
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	82,157	1,695,662
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	75,100	8,384,915
Tokyo Electron Ltd. (Japan)	15,366	6,832,012
Universal Display Corp.	2,894	494,758
Xilinx, Inc.	8,387	1,266,353
		134,468,868
Software — 3.3%
Adobe, Inc.*	31,724	18,264,141
Aspen Technology, Inc.*	7,019	861,933
Autodesk, Inc.*	31,560	8,999,965
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Black Knight, Inc.*	48,687	$3,505,464
Cadence Design Systems, Inc.*	24,198	3,664,545
Cerence, Inc.*	13,900	1,335,929
Check Point Software Technologies Ltd. (Israel)*	38,886	4,395,673
Citrix Systems, Inc.	22,562	2,422,482
Constellation Software, Inc. (Canada)	1,049	1,718,535
Cornerstone OnDemand, Inc.*	19,500	1,116,570
Digital Turbine, Inc.*	12,500	859,375
Elastic NV*	10,475	1,560,670
HubSpot, Inc.*	3,953	2,672,584
LivePerson, Inc.*	27,300	1,609,335
Manhattan Associates, Inc.*	9,122	1,395,940
Microsoft Corp.	156,598	44,148,108
NCR Corp.*	21,400	829,464
New Relic, Inc.*	19,900	1,428,223
Nice Ltd. (Israel)*	11,791	3,337,621
Nice Ltd. (Israel), ADR*	24,500	6,958,980
NortonLifeLock, Inc.	16,384	414,515
Paycom Software, Inc.*	2,339	1,159,559
Rapid7, Inc.*	19,100	2,158,682
Sailpoint Technologies Holdings, Inc.*	40,100	1,719,488
salesforce.com, Inc.*	36,035	9,773,413
SAP SE (Germany)	59,930	8,111,384
Synopsys, Inc.*	10,430	3,122,846
Telos Corp.*	45,500	1,293,110
Temenos AG (Switzerland)	23,810	3,226,236
Tenable Holdings, Inc.*	40,600	1,873,284
Varonis Systems, Inc.*	30,700	1,868,095
VMware, Inc. (Class A Stock)*(a)	6,308	938,000
Vonage Holdings Corp.*	59,000	951,080
Zoom Video Communications, Inc. (Class A Stock)*	8,093	2,116,320
Zuora, Inc. (Class A Stock)*	48,000	795,840
		150,607,389
Specialty Retail — 1.0%
Academy Sports & Outdoors, Inc.*	26,400	1,056,528
Bath & Body Works, Inc.	37,792	2,382,030
Best Buy Co., Inc.	37,828	3,998,798
Carvana Co.*	7,352	2,216,922
Children’s Place, Inc. (The)*	11,400	857,964
China Tourism Group Duty Free Corp. Ltd. (China) (Class A Stock)	1,300	52,109
Container Store Group, Inc. (The)*	55,300	526,456
Dick’s Sporting Goods, Inc.	74,970	8,979,157
Floor & Decor Holdings, Inc. (Class A Stock)*	23,700	2,862,723
Home Depot, Inc. (The)	8,528	2,799,401
Industria de Diseno Textil SA (Spain)	32,196	1,182,419
Lithia Motors, Inc.	3,900	1,236,456
Lowe’s Cos., Inc.	34,207	6,939,232
Nitori Holdings Co. Ltd. (Japan)	5,748	1,132,926
O’Reilly Automotive, Inc.*	5,702	3,484,264
Ross Stores, Inc.	21,355	2,324,492
TJX Cos., Inc. (The)	19,705	1,300,136
USS Co. Ltd. (Japan)	131,988	2,251,635
Victoria’s Secret & Co.*	12,597	696,110

A10

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
Williams-Sonoma, Inc.	5,015	$889,310
		47,169,068
Technology Hardware, Storage & Peripherals — 1.2%
Apple, Inc.	285,129	40,345,753
Avid Technology, Inc.*	22,400	647,808
FUJIFILM Holdings Corp. (Japan)	47,364	4,082,618
HP, Inc.	73,041	1,998,402
Logitech International SA (Switzerland)	21,860	1,941,799
Pure Storage, Inc. (Class A Stock)*	69,200	1,741,072
Samsung Electronics Co. Ltd. (South Korea)	80,420	4,971,984
		55,729,436
Textiles, Apparel & Luxury Goods — 1.1%
adidas AG (Germany)	3,126	981,739
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	20,052	2,081,376
Crocs, Inc.*	14,500	2,080,460
Deckers Outdoor Corp.*	2,600	936,520
G-III Apparel Group Ltd.*	31,900	902,770
Hermes International (France)	2,546	3,515,983
Kering SA (France)	1,343	956,336
Li Ning Co. Ltd. (China)	28,761	334,842
LVMH Moet Hennessy Louis Vuitton SE (France)	32,450	23,183,544
Moncler SpA (Italy)	23,977	1,458,065
NIKE, Inc. (Class B Stock)	36,861	5,353,323
PRADA SpA (Italy)	545,500	3,013,638
Rocky Brands, Inc.	8,500	404,685
Shenzhou International Group Holdings Ltd. (China)	7,471	158,458
Steven Madden Ltd.	27,355	1,098,577
Tapestry, Inc.	91,980	3,405,100
Wolverine World Wide, Inc.	37,000	1,104,080
		50,969,496
Thrifts & Mortgage Finance — 0.3%
Bridgewater Bancshares, Inc.*	62,200	1,089,122
Essent Group Ltd.	63,691	2,803,041
Housing Development Finance Corp. Ltd. (India)	74,661	2,755,313
MGIC Investment Corp.	365,735	5,471,396
		12,118,872
Tobacco — 0.3%
Altria Group, Inc.	86,205	3,924,052
Imperial Brands PLC (United Kingdom)	141,810	2,978,621
Philip Morris International, Inc.	14,939	1,416,068
Swedish Match AB (Sweden)	515,465	4,514,323
		12,833,064
Trading Companies & Distributors — 0.7%
AerCap Holdings NV (Ireland)*	45,500	2,630,355
Applied Industrial Technologies, Inc.	18,400	1,658,392
Azelis Group NV (Belgium)*	42,000	1,305,542
Fastenal Co.	14,347	740,449
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Ferguson PLC	38,414	$5,347,709
IMCD NV (Netherlands)	11,000	2,103,291
ITOCHU Corp. (Japan)	482,668	14,072,476
MSC Industrial Direct Co., Inc. (Class A Stock)	4,212	337,760
United Rentals, Inc.*	6,457	2,265,955
		30,461,929
Transportation Infrastructure — 0.0%
Auckland International Airport Ltd. (New Zealand)*	298,700	1,604,289
Grupo Aeroportuario del Centro Norte SAB de CV (Mexico)*	9,429	55,451
Grupo Aeroportuario del Sureste SAB de CV (Mexico) (Class B Stock)	6,452	120,357
		1,780,097
Water Utilities — 0.0%
American Water Works Co., Inc.	5,964	1,008,155
Wireless Telecommunication Services — 0.5%
America Movil SAB de CV (Mexico) (Class L Stock)	73,171	64,765
Bharti Airtel Ltd. (India)*	22,767	210,611
MTN Group Ltd. (South Africa)*	12,221	114,491
Safaricom PLC (Kenya)	8,098,400	3,082,657
SoftBank Group Corp. (Japan)	100,393	5,789,337
T-Mobile US, Inc.*	95,551	12,207,596
Vodafone Group PLC (United Kingdom)	1,584,663	2,421,888
		23,891,345

Total Common Stocks (cost $2,428,054,520)		2,865,958,741
Exchange-Traded Funds — 0.0%
iShares MSCI EAFE Min. Vol. Factor ETF(a)	5,584	420,698
iShares MSCI Emerging Markets ETF	12,002	604,661
iShares MSCI USA Min. Vol. Factor ETF	8,864	651,504

Total Exchange-Traded Funds (cost $1,672,820)		1,676,863
Preferred Stocks — 0.4%
Airlines — 0.0%
Azul SA (Brazil) (PRFC)*	13,921	93,050
Automobiles — 0.3%
Porsche Automobil Holding SE (Germany) (PRFC)	123,145	12,223,132
Volkswagen AG (Germany) (PRFC)	11,425	2,543,052
		14,766,184
Banks — 0.0%
Banco Bradesco SA (Brazil) (PRFC)	14,163	54,095

A11

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Banks (cont’d.)
Itau Unibanco Holding SA (Brazil) (PRFC)	50,768	$269,980
		324,075
Health Care Equipment & Supplies — 0.1%
Sartorius AG (Germany) (PRFC)	4,384	2,768,102
Metals & Mining — 0.0%
Gerdau SA (Brazil) (PRFC)	10,507	52,287

Total Preferred Stocks (cost $13,008,703)		18,003,698

	Units
Rights* — 0.0%
Wireless Telecommunication Services
Bharti Airtel Ltd. (India), expiring 10/22/21	1,626	3,322
(cost $0)
Warrants* — 0.0%
IT Services — 0.0%
Cyxtera Technologies, Inc., expiring 09/10/27(a)	9,871	20,334
Machinery — 0.0%
TNT Crane & Rigging, Inc., expiring 10/31/25	359	—

Total Warrants (cost $19,517)		20,334

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 0.3%
Automobiles — 0.0%
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	600	599,999
GMF Floorplan Owner Revolving Trust,
Series 2020-01, Class A, 144A
0.680%	08/15/25	740	742,854
			1,342,853
Consumer Loans — 0.1%
Affirm Asset Securitization Trust,
Series 2021-A, Class A, 144A
0.880%	08/15/25	400	400,869
Consumer Loan Underlying Bond Certificate Issuer Trust,
Series 2019-HP01, Class A, 144A
2.590%	12/15/26	243	244,263
Marlette Funding Trust,
Series 2019-04A, Class A, 144A
2.390%	12/17/29	100	100,481
SoFi Consumer Loan Program Trust,
Series 2019-04, Class A, 144A
2.450%	08/25/28	103	103,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Upstart Securitization Trust,
Series 2021-01, Class A, 144A
0.870%	03/20/31	114	$114,861
Series 2021-02, Class A, 144A
0.910%	06/20/31	752	752,643
			1,716,562
Other — 0.2%
Aaset Trust,
Series 2019-01, Class A, 144A
3.844%	05/15/39	854	848,905
Series 2020-01A, Class A, 144A
3.351%	01/16/40	673	665,381
Castlelake Aircraft Structured Trust,
Series 2019-01A, Class A, 144A
3.967%	04/15/39	891	891,392
CF Hippolyta LLC,
Series 2021-01A, Class A1, 144A
1.530%	03/15/61	626	630,419
Horizon Aircraft Finance II Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.721%	07/15/39	668	669,663
Nationstar HECM Loan Trust,
Series 2020-01A, Class A1, 144A
1.269%(cc)	09/25/30	1,312	1,315,697
Sapphire Aviation Finance II Ltd. (Cayman Islands),
Series 2020-01A, Class A, 144A
3.228%	03/15/40	1,218	1,207,539
Thunderbolt III Aircraft Lease Ltd. (Cayman Islands),
Series 2019-01, Class A, 144A
3.671%	11/15/39	1,024	1,014,328
			7,243,324
Residential Mortgage-Backed Securities — 0.0%
Finance of America HECM Buyout,
Series 2021-HB01, Class A, 144A
0.875%(cc)	02/25/31	689	689,031
Towd Point Mortgage Trust,
Series 2019-01, Class A1, 144A
3.705%(cc)	03/25/58	286	300,744
VCAT LLC,
Series 2021-NPL01, Class A1, 144A
2.289%	12/26/50	642	644,215
			1,633,990

Total Asset-Backed Securities (cost $11,933,044)			11,936,729
Bank Loans — 0.0%
Aerospace & Defense — 0.0%
WP CPP Holdings LLC,
Initial Term Loan (First Lien), 3 Month LIBOR + 3.750%
4.750%(c)	04/30/25	—(r)	362

A12

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Bank Loans (continued)
Commercial Services — 0.0%
Travelport Finance Sarl (Luxembourg),
Term Loan Non-PIK, 3 Month LIBOR + 8.000%
9.750%(c)	02/28/25	11	$11,102
Retail — 0.0%
Sports Authority, Inc. (The),
Term B Loan, 3 Month LIBOR + 6.000%
7.500%(c)	11/16/17^(d)	249	—
Software — 0.0%
Ascend Learning LLC,
Initial Term Loan, 1 Month LIBOR + 3.000%
4.000%(c)	07/12/24	—(r)	443

Total Bank Loans (cost $257,603)			11,907
Commercial Mortgage-Backed Securities — 0.9%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2019-BPR, Class ANM, 144A
3.112%	11/05/32	934	967,299
Series 2020-JGDN, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 0.000%)
2.834%(c)	11/15/30	600	608,236
Benchmark Mortgage Trust,
Series 2019-B12, Class XA, IO
1.201%(cc)	08/15/52	12,622	761,008
Series 2019-B14, Class XA, IO
0.910%(cc)	12/15/62	13,100	601,503
Series 2020-B17, Class XA, IO
1.541%(cc)	03/15/53	11,617	986,113
BFLD Trust,
Series 2020-OBRK, Class A, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 2.050%)
2.134%(c)	11/15/28	623	629,604
BX,
Series 2021-MFM1, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
0.784%(c)	01/15/34	691	691,433
BX Commercial Mortgage Trust,
Series 2021-VINO, Class A, 144A, 1 Month LIBOR + 0.652% (Cap N/A, Floor 0.652%)
0.736%(c)	05/15/38	700	700,712
CGDB Commercial Mortgage Trust,
Series 2019-MOB, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
1.034%(c)	11/15/36	692	692,000
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class A, 144A, 1 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.204%(c)	06/15/34	2,299	2,299,217
Citigroup Commercial Mortgage Trust,
Series 2015-GC29, Class XA, IO
1.172%(cc)	04/10/48	7,116	224,783
Series 2015-GC33, Class XA, IO
1.035%(cc)	09/10/58	6,765	203,947
Series 2016-P06, Class XA, IO
0.858%(cc)	12/10/49	6,351	149,000
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Trust,
Series 2013-CR07, Class AM, 144A
3.314%	03/10/46	173	$178,816
Series 2014-CR17, Class XA, IO
1.122%(cc)	05/10/47	4,158	87,567
Series 2014-LC17, Class XA, IO
0.880%(cc)	10/10/47	4,325	77,258
Series 2014-UBS06, Class XA, IO
1.025%(cc)	12/10/47	4,299	97,340
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
1.064%(c)	05/15/36	300	300,860
Credit Suisse Mortgage Trust,
Series 2018-SITE, Class A, 144A
4.284%	04/15/36	915	958,847
FHLMC Multifamily Structured Pass-Through Certificates,
Series K-F104, Class AS, 30 Day Average SOFR + 0.250% (Cap N/A, Floor 0.250%)
0.300%(c)	01/25/31	700	702,367
Series K-F108, Class AS, 30 Day Average SOFR + 0.250% (Cap N/A, Floor 0.250%)
0.300%(c)	02/25/31	1,000	1,003,519
Series K-F109, Class AS, 30 Day Average SOFR + 0.240% (Cap N/A, Floor 0.240%)
0.290%(c)	03/25/31	900	902,607
Series K-F110, Class AS, 30 Day Average SOFR + 0.240% (Cap N/A, Floor 0.240%)
0.290%(c)	03/25/31	800	802,223
Series K-F111, Class AS, 30 Day Average SOFR + 0.240% (Cap N/A, Floor 0.240%)
0.290%(c)	03/25/31	700	701,984
Series K-F112, Class AS, 30 Day Average SOFR + 0.230% (Cap N/A, Floor 0.230%)
0.280%(c)	04/25/31	1,500	1,503,642
Series K-F113, Class AS, 30 Day Average SOFR + 0.230% (Cap N/A, Floor 0.230%)
0.280%(c)	05/25/28	1,050	1,052,683
Series K-F114, Class AS, 30 Day Average SOFR + 0.220% (Cap N/A, Floor 0.220%)
0.270%(c)	05/25/31	1,958	1,961,211
Series K-F115, Class AS, 30 Day Average SOFR + 0.210% (Cap N/A, Floor 0.210%)
0.260%(c)	06/25/31	1,767	1,769,625
Series K-F121, Class AS, 30 Day Average SOFR + 0.180% (Cap N/A, Floor 0.180%)
0.230%(c)	08/25/28	387	387,000
GS Mortgage Securities Corp. Trust,
Series 2018-03PCK, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
1.784%(c)	09/15/31	1,215	1,214,740
GS Mortgage Securities Trust,
Series 2015-GC34, Class XA, IO
1.375%(cc)	10/10/48	3,724	152,283

A13

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-HART, Class A, 144A, 1 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
1.180%(c)	10/15/31	1,059	$1,059,000
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C19, Class XA, IO
0.814%(cc)	04/15/47	812	11,879
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2018-AON, Class D, 144A
4.767%(cc)	07/05/31	1,400	1,464,914
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-C06, Class AS
4.117%	05/15/45	1,928	1,956,711
Series 2012-CBX, Class AS
4.271%	06/15/45	200	203,836
Series 2013-C16, Class AS
4.517%	12/15/46	1,154	1,229,033
Series 2013-LC11, Class AS
3.216%	04/15/46	113	116,490
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	1,812	1,911,358
Series 2018-WPT, Class XAFX, IO, 144A
1.295%(cc)	07/05/33	2,000	34,824
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.084%(c)	09/15/29	950	951,413
Merit Hill,
Series 2020-HILL, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.234%(c)	08/15/37	327	327,336
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
0.885%(c)	04/15/38	900	900,812
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C25, Class XA, IO
1.199%(cc)	10/15/48	4,231	140,092
Morgan Stanley Capital I Trust,
Series 2018-BOP, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
0.934%(c)	08/15/33	2,409	2,407,154
Series 2019-MEAD, Class A, 144A
3.170%	11/10/36	1,230	1,282,686
Series 2019-NUGS, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 2.450%)
2.450%(c)	12/15/36	400	401,311
RLGH Trust,
Series 2021-TROT, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
0.884%(c)	04/15/36	300	300,083
UBS Commercial Mortgage Trust,
Series 2017-C07, Class XA, IO
1.172%(cc)	12/15/50	4,103	196,391
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C02, Class ASEC, 144A
4.179%	05/10/63	824	840,107
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2012-C03, Class AS, 144A
3.814%	08/10/49	300	$308,084
Series 2013-C06, Class A3FL, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.790%)
0.873%(c)	04/10/46	1,105	1,102,917
Wells Fargo Commercial Mortgage Trust,
Series 2015-C31, Class XA, IO
1.124%(cc)	11/15/48	3,917	130,744
Series 2018-C46, Class XA, IO
1.101%(cc)	08/15/51	3,695	159,398
Series 2021-FCMT, Class A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.284%(c)	05/15/31	1,083	1,086,358
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class AS
3.388%	11/15/45	200	204,439
Series 2014-C24, Class XA, IO
0.997%(cc)	11/15/47	2,397	54,057
Series 2014-LC14, Class XA, IO
1.427%(cc)	03/15/47	1,799	43,084

Total Commercial Mortgage-Backed Securities (cost $41,934,125)			42,193,938
Corporate Bonds — 6.3%
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc. (United Kingdom),
Gtd. Notes, 144A
4.750%	10/07/44	458	567,705
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.900%	02/15/31	550	527,756
3.000%	09/15/50	1,000	962,983
Boeing Co. (The),
Sr. Unsec’d. Notes
2.750%	02/01/26	1,100	1,144,919
5.040%	05/01/27	1,000	1,149,382
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.030%	10/15/47	400	470,778
			4,823,523
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.540%	08/15/47	500	520,931
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	700	700,350
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.125%	07/26/24	1,000	1,050,923
3.500%	07/26/26	300	321,631
3.750%	07/21/22	715	729,091
4.250%	07/21/25	500	544,669

A14

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Agriculture (cont’d.)
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.100%	05/01/30	400	$398,038
			4,265,633
Airlines — 0.1%
Alaska Airlines 2020-1 Class A Pass-Through Trust,
Pass-Through Certificates, 144A
4.800%	02/15/29	184	205,124
American Airlines 2017-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.700%	04/15/27	418	404,021
American Airlines 2019-1 Class B Pass-Through Trust,
Pass-Through Certificates
3.850%	08/15/29	1,331	1,267,721
United Airlines 2018-1 Class B Pass-Through Trust,
Pass-Through Certificates
4.600%	09/01/27	1,092	1,124,441
United Airlines 2019-2 Class B Pass-Through Trust,
Pass-Through Certificates
3.500%	11/01/29	1,165	1,149,757
			4,151,064
Auto Manufacturers — 0.3%
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,540	1,716,337
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.339%	03/28/22	675	679,936
3.375%	11/13/25	560	576,470
4.000%	11/13/30	10	10,399
4.140%	02/15/23	1,100	1,130,723
4.250%	09/20/22	1,200	1,228,220
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	90	106,436
5.150%	04/01/38	600	714,863
5.200%	04/01/45	203	246,664
5.400%	04/01/48	385	478,057
5.950%	04/01/49	400	528,794
6.750%	04/01/46	217	307,605
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	1,000	1,031,252
Sr. Unsec’d. Notes
1.250%	01/08/26	640	632,299
4.150%	06/19/23	1,400	1,479,319
5.650%	01/17/29	200	240,484
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.750%	11/13/28	450	525,913
			11,633,771
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 1.3%
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN
1.197%(ff)	10/24/26	700	$694,114
1.922%(ff)	10/24/31	900	866,981
3.194%(ff)	07/23/30	1,450	1,545,164
4.083%(ff)	03/20/51	900	1,064,800
Sub. Notes
7.750%	05/14/38	600	940,036
Sub. Notes, MTN
4.200%	08/26/24	1,620	1,771,892
Sub. Notes, MTN, Series L
4.183%	11/25/27	1,700	1,894,036
Bank of Nova Scotia (The) (Canada),
Sub. Notes
4.500%	12/16/25	1,040	1,167,763
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
1.007%(ff)	12/10/24	600	602,731
2.645%(ff)	06/24/31	300	302,277
3.932%(ff)	05/07/25	720	772,499
Sub. Notes
3.811%(ff)	03/10/42	800	853,220
4.836%	05/09/28	487	551,089
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
4.625%(ff)	02/25/31(oo)	300	307,498
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	730	718,403
Sub. Notes, 144A
2.588%(ff)	08/12/35	600	581,332
2.824%	01/26/41	700	663,946
CIT Bank NA,
Sr. Unsec’d. Notes
2.969%(ff)	09/27/25	445	468,079
CIT Group, Inc.,
Sr. Unsec’d. Notes
3.929%(ff)	06/19/24	75	78,403
4.750%	02/16/24	1,000	1,067,859
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.878%(ff)	01/24/39	1,000	1,143,441
Sub. Notes
4.600%	03/09/26	420	474,760
Commonwealth Bank of Australia (Australia),
Sub. Notes, 144A
2.688%	03/11/31	350	348,599
Credit Agricole SA (France),
Sub. Notes, 144A
2.811%	01/11/41	600	573,013
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.875%	09/12/23	1,000	1,057,994
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	900	914,537
2.222%(ff)	09/18/24	730	748,100

A15

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23	1,000	$1,036,401
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
1.535%(ff)	05/25/27	500	500,268
1.605%(ff)	03/30/28	540	537,351
Fifth Third Bancorp,
Sub. Notes
8.250%	03/01/38	1,430	2,373,641
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.200%	02/23/23	600	621,610
4.017%(ff)	10/31/38	1,500	1,723,570
Sub. Notes
6.750%	10/01/37	520	744,396
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.013%(ff)	09/22/28	750	749,521
2.357%(ff)	08/18/31	904	893,041
4.041%(ff)	03/13/28	454	502,365
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	600	603,516
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	700	724,283
Sub. Notes, 144A, MTN
5.710%	01/15/26	780	875,687
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
0.697%(ff)	03/16/24	630	631,769
1.470%(ff)	09/22/27	540	536,307
2.525%(ff)	11/19/41	1,000	949,758
3.109%(ff)	04/22/51	900	918,178
Sub. Notes
2.956%(ff)	05/13/31	875	911,152
3.625%	12/01/27	1,700	1,856,571
3.875%	09/10/24	723	786,335
4.125%	12/15/26	1,510	1,696,985
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.438%(ff)	02/05/26	750	777,825
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.412%	07/17/25	600	602,994
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	770	851,078
5.597%(ff)	03/24/51	1,000	1,483,531
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	700	666,382
2.188%(ff)	04/28/26	500	516,273
Sub. Notes, MTN
4.875%	11/01/22	430	450,515
5.000%	11/24/25	1,000	1,142,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.642%(ff)	06/14/27	500	$499,678
4.519%(ff)	06/25/24	973	1,035,672
Sub. Notes
5.125%	05/28/24	720	793,182
Regions Bank,
Sub. Notes
6.450%	06/26/37	559	793,678
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	500	509,155
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	1,300	1,286,523
2.625%	10/16/24	240	250,065
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27	500	497,163
SVB Financial Group,
Sr. Unsec’d. Notes
3.125%	06/05/30	924	988,508
Synovus Bank,
Sr. Unsec’d. Notes
2.289%(ff)	02/10/23	847	850,875
Synovus Financial Corp.,
Sr. Unsec’d. Notes
3.125%	11/01/22	1,028	1,049,877
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,250	1,290,671
Sub. Notes, MTN
4.650%	11/04/44	500	609,073
4.750%	12/07/46	500	625,459
Zions Bancorp NA,
Sub. Notes
3.250%	10/29/29	460	478,182
			60,394,295
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.000%	04/13/28	300	338,553
4.500%	06/01/50	2,000	2,392,920
4.600%	06/01/60	400	480,998
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.800%	05/01/50	300	337,560
4.985%	05/25/38	500	626,213
			4,176,244
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.663%	06/15/51	435	549,113

A16

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Biotechnology (cont’d.)
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50	1,300	$1,200,013
			1,749,126
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.377%	04/05/40	600	628,480
3.577%	04/05/50	575	610,414
CRH America Finance, Inc. (Ireland),
Gtd. Notes, 144A
3.950%	04/04/28	850	950,921
			2,189,815
Chemicals — 0.1%
International Flavors & Fragrances, Inc.,
Sr. Unsec’d. Notes, 144A
1.832%	10/15/27	1,000	998,778
LYB International Finance II BV,
Gtd. Notes
3.500%	03/02/27	1,000	1,090,113
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30	850	851,221
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.250%	11/15/22	1,400	1,440,551
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	05/13/30	500	527,842
			4,908,505
Computers — 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes
3.850%	08/04/46	800	933,906
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes
5.450%	06/15/23	830	890,834
6.020%	06/15/26	1,300	1,550,465
6.200%	07/15/30	353	451,747
8.350%	07/15/46	300	489,894
			4,316,846
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.500%	05/26/22	338	343,656
4.625%	10/15/27	1,000	1,114,245
Air Lease Corp.,
Sr. Unsec’d. Notes
0.800%	08/18/24	500	496,596
3.125%	12/01/30	1,140	1,163,231
Sr. Unsec’d. Notes, MTN
0.700%	02/15/24	640	636,159
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
2.875%	01/15/26	400	$417,330
Ally Financial, Inc.,
Sr. Unsec’d. Notes
1.450%	10/02/23	271	275,147
5.125%	09/30/24	500	559,874
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
4.250%	04/15/26	1,072	1,154,590
Blackstone Holdings Finance Co. LLC,
Gtd. Notes, 144A
3.500%	09/10/49	400	432,617
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	270	298,827
3.900%	01/29/24	1,000	1,070,660
Discover Financial Services,
Sr. Unsec’d. Notes
4.500%	01/30/26	750	840,167
GE Capital Funding LLC,
Gtd. Notes
3.450%	05/15/25	600	647,226
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	525	631,111
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22	396	403,116
4.375%	03/19/24	474	511,258
Western Union Co. (The),
Sr. Unsec’d. Notes
2.850%	01/10/25	552	578,936
4.250%	06/09/23	1,200	1,268,295
			12,843,041
Electric — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
1.375%	01/15/26	430	422,660
2.450%	01/15/31	1,060	1,049,640
Sr. Unsec’d. Notes, 144A
3.300%	07/15/25	950	1,008,577
3.950%	07/15/30	1,845	2,032,870
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	1,000	1,084,711
Appalachian Power Co.,
Sr. Unsec’d. Notes, Series Y
4.500%	03/01/49	400	489,253
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
2.850%	05/15/51	1,000	955,565
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	500	514,501

A17

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes
5.950%	12/15/36	350	$465,522
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	1,300	1,392,984
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/58	700	847,184
Dominion Energy, Inc.,
Jr. Sub. Notes
3.071%	08/15/24	350	370,165
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	500	627,319
Sr. Unsec’d. Notes, Series C
3.375%	04/01/30	1,300	1,408,963
Duke Energy Corp.,
Sr. Unsec’d. Notes
4.200%	06/15/49	500	572,413
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	377	479,319
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.532%	10/01/30	281	278,240
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	400	432,643
4.750%	06/15/46	710	839,604
Exelon Corp.,
Sr. Unsec’d. Notes
3.950%	06/15/25	473	515,483
4.700%	04/15/50	1,100	1,388,591
5.100%	06/15/45	500	656,239
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.050%	03/01/25	1,300	1,312,251
Sr. Unsec’d. Notes, Series B
2.250%	09/01/30	700	679,815
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
3.700%	09/01/24	643	686,163
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22	1,030	1,053,955
Oglethorpe Power Corp.,
First Mortgage
4.250%	04/01/46	600	668,486
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	1,000	1,070,851
4.100%	06/15/30	100	110,345
Sempra Energy,
Sr. Unsec’d. Notes
3.800%	02/01/38	700	774,846
4.000%	02/01/48	700	782,116
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	250	$287,957
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.200%	05/15/45	500	573,075
4.350%	05/15/44	200	241,229
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series B
4.200%	05/15/45	500	595,419
WEC Energy Group, Inc.,
Jr. Sub. Notes, 3 Month LIBOR + 2.113%
2.237%(c)	05/15/67	1,300	1,227,015
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.500%	12/01/49	400	427,377
			28,323,346
Electronics — 0.0%
Vontier Corp.,
Gtd. Notes, 144A
2.950%	04/01/31	600	596,982
Foods — 0.1%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	11/01/38	500	635,480
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	600	667,557
Sysco Corp.,
Gtd. Notes
3.300%	02/15/50	900	923,467
6.600%	04/01/50	181	285,296
			2,511,800
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
0.950%	08/15/25	631	623,342
2.950%	09/01/29	500	524,445
3.600%	05/01/30	500	548,731
3.950%	03/30/48	700	796,192
4.800%	02/15/44	223	278,179
5.250%	02/15/43	250	325,757
ONE Gas, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	500	491,414
Southern Co. Gas Capital Corp.,
Gtd. Notes
4.400%	05/30/47	500	588,562
Gtd. Notes, Series 20-A
1.750%	01/15/31	700	666,139
			4,842,761

A18

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.0%
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30	500	$516,361
4.700%	03/01/49	500	637,312
7.000%	11/15/35	300	424,207
			1,577,880
Healthcare-Services — 0.1%
Centene Corp.,
Sr. Unsec’d. Notes
3.000%	10/15/30	1,525	1,563,156
4.250%	12/15/27	90	94,190
Fred Hutchinson Cancer Research Center,
Unsec’d. Notes, Series 2020
3.949%	01/01/50	108	123,206
HCA, Inc.,
Sr. Sec’d. Notes
5.250%	06/15/49	220	279,130
South Nassau Communities Hospital,
Unsec’d. Notes, Series 2018
4.649%	08/01/48	350	430,988
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	07/15/35	480	598,478
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	10/15/30	1,490	1,500,283
			4,589,431
Insurance — 0.5%
AIA Group Ltd. (Hong Kong),
Sub. Notes, 144A
3.200%	09/16/40	742	750,330
American International Group, Inc.,
Jr. Sub. Notes, Series A-9
5.750%(ff)	04/01/48	600	688,740
Sr. Unsec’d. Notes
4.375%	06/30/50	450	553,874
4.500%	07/16/44	500	610,494
4.800%	07/10/45	500	634,119
AmFam Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
2.805%	03/11/31	400	409,727
3.833%	03/11/51	600	652,636
Aon PLC,
Gtd. Notes
4.450%	05/24/43	500	595,187
Athene Global Funding,
Sec’d. Notes, 144A
0.950%	01/08/24	800	803,831
1.450%	01/08/26	1,000	1,002,541
Brown & Brown, Inc.,
Sr. Unsec’d. Notes
2.375%	03/15/31	1,754	1,748,230
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Empower Finance 2020 LP (Canada),
Gtd. Notes, 144A
1.357%	09/17/27	1,810	$1,777,253
Equitable Holdings, Inc.,
Sr. Unsec’d. Notes
4.350%	04/20/28	1,600	1,821,585
5.000%	04/20/48	1,757	2,239,787
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
3.375%	03/03/31	1,000	1,038,363
Guardian Life Insurance Co. of America (The),
Sub. Notes, 144A
3.700%	01/22/70	300	317,010
4.850%	01/24/77	550	708,979
4.875%	06/19/64	150	193,709
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.300%	04/15/43	500	590,622
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	1,000	1,500,714
Pacific Life Insurance Co.,
Sub. Notes, 144A
4.300%(ff)	10/24/67	500	570,642
Pacific LifeCorp,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/50	1,000	1,055,384
5.125%	01/30/43	520	658,247
Reliance Standard Life Global Funding II,
Sec’d. Notes, 144A
2.750%	05/07/25	1,000	1,049,024
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	500	604,971
4.900%	09/15/44	215	277,930
Voya Financial, Inc.,
Gtd. Notes
4.700%(ff)	01/23/48	450	472,850
4.800%	06/15/46	200	252,572
5.700%	07/15/43	350	481,011
			24,060,362
Internet — 0.0%
Alibaba Group Holding Ltd. (China),
Sr. Unsec’d. Notes
2.125%	02/09/31	200	192,285
3.150%	02/09/51	200	186,550
3.250%	02/09/61	700	648,722
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.290%	06/03/60	200	188,093
3.575%	04/11/26	200	216,407
			1,432,057

A19

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Investment Companies — 0.0%
Ares Capital Corp.,
Sr. Unsec’d. Notes
2.150%	07/15/26	1,200	$1,202,565
Iron/Steel — 0.0%
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	500	517,973
Machinery-Diversified — 0.0%
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
3.200%	06/15/25	475	504,025
Media — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.700%	04/01/51	1,500	1,452,229
3.850%	04/01/61	450	428,928
4.800%	03/01/50	400	450,571
4.908%	07/23/25	720	809,349
5.375%	05/01/47	260	311,439
6.484%	10/23/45	400	542,934
Comcast Corp.,
Gtd. Notes
2.650%	08/15/62	900	796,365
Gtd. Notes, 144A
2.937%	11/01/56	646	613,119
2.987%	11/01/63	1,142	1,070,601
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	340	368,856
6.550%	05/01/37	200	270,394
6.750%	06/15/39	500	683,955
7.300%	07/01/38	150	215,212
Walt Disney Co. (The),
Gtd. Notes
3.800%	05/13/60	800	925,379
			8,939,331
Mining — 0.0%
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
7.500%	07/27/35	650	930,540
Miscellaneous Manufacturing — 0.0%
General Electric Co.,
Sr. Unsec’d. Notes
3.450%	05/01/27	500	548,812
Trane Technologies Global Holding Co. Ltd.,
Gtd. Notes
5.750%	06/15/43	150	215,101
Trane Technologies Luxembourg Finance SA,
Gtd. Notes
4.500%	03/21/49	150	186,060
4.650%	11/01/44	395	495,091
			1,445,064
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 0.3%
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	100	$106,644
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	300	310,270
3.900%	02/01/25	500	540,832
Sr. Unsec’d. Notes, GMTN
4.950%	06/01/47	400	495,367
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.800%	09/15/23	1,000	1,052,209
4.250%	04/15/27	250	277,914
ConocoPhillips Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	315	422,024
Equinor ASA (Norway),
Gtd. Notes
1.750%	01/22/26	491	502,853
Hess Corp.,
Sr. Unsec’d. Notes
4.300%	04/01/27	700	776,577
5.600%	02/15/41	500	621,515
7.300%	08/15/31	200	270,135
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.625%	09/15/24	500	536,389
4.750%	09/15/44	500	585,048
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
3.500%	08/15/29	498	506,418
4.400%	08/15/49	72	70,786
6.600%	03/15/46	550	693,479
7.500%	05/01/31	167	216,891
7.875%	09/15/31	400	533,088
Ovintiv Exploration, Inc.,
Gtd. Notes
5.625%	07/01/24	539	597,348
Ovintiv, Inc.,
Gtd. Notes
8.125%	09/15/30	600	826,568
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.490%	01/23/27	60	63,427
6.500%	03/13/27	380	401,095
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.850%	06/01/39	500	726,970
			11,133,847
Pharmaceuticals — 0.3%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.250%	11/21/49	1,750	2,071,968
4.550%	03/15/35	1,281	1,532,059
4.875%	11/14/48	1,000	1,281,615

A20

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
2.125%	08/06/50	1,200	$1,037,924
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.375%	12/15/28	900	1,020,131
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	500	523,374
4.685%	12/15/44	362	449,275
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.250%	10/26/49	530	657,612
Cigna Corp.,
Gtd. Notes
4.125%	11/15/25	107	118,856
4.800%	07/15/46	500	622,627
4.900%	12/15/48	400	510,531
Sr. Unsec’d. Notes
3.400%	03/15/50	300	309,989
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.272%	08/28/23	314	334,570
5.900%	08/28/28	662	775,267
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	500	611,573
Viatris, Inc.,
Gtd. Notes, 144A
2.700%	06/22/30	213	215,035
4.000%	06/22/50	800	850,324
			12,922,730
Pipelines — 0.4%
DCP Midstream Operating LP,
Gtd. Notes, 144A
5.850%(ff)	05/21/43	594	552,062
Enbridge, Inc. (Canada),
Gtd. Notes
4.250%	12/01/26	567	637,048
5.500%	12/01/46	550	737,735
Sub. Notes, Series 20-A
5.750%(ff)	07/15/80	400	451,805
Energy Transfer LP,
Sr. Unsec’d. Notes
4.500%	04/15/24	282	305,133
5.400%	10/01/47	267	318,374
Sr. Unsec’d. Notes, Series 5Y
4.200%	09/15/23	885	939,818
Enterprise Products Operating LLC,
Gtd. Notes
4.250%	02/15/48	600	679,781
MPLX LP,
Sr. Unsec’d. Notes
1.750%	03/01/26	1,500	1,509,099
2.650%	08/15/30	1,000	1,004,660
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.375%	03/15/23	760	$788,833
4.000%	02/15/25	220	238,597
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.650%	06/01/22	907	919,042
3.800%	09/15/30	429	457,323
5.150%	06/01/42	392	441,147
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30	950	1,095,924
Southeast Supply Header LLC,
Sr. Unsec’d. Notes, 144A
4.250%	06/15/24(a)	960	992,487
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	612	663,082
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	126	134,875
Western Midstream Operating LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.100%
2.229%(c)	01/13/23	1,086	1,086,265
Sr. Unsec’d. Notes
4.000%	07/01/22	317	321,703
5.300%	02/01/30	450	497,119
5.450%	04/01/44	1,000	1,149,874
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	410	440,426
5.100%	09/15/45	500	619,356
5.400%	03/04/44	400	504,951
			17,486,519
Real Estate Investment Trusts (REITs) — 0.5%
Agree LP,
Gtd. Notes
2.900%	10/01/30	500	516,610
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
3.000%	05/18/51	500	486,942
Boston Properties LP,
Sr. Unsec’d. Notes
3.200%	01/15/25	500	530,985
Brandywine Operating Partnership LP,
Gtd. Notes
3.950%	02/15/23	1,342	1,393,219
4.100%	10/01/24	197	211,992
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	1,460	1,578,123
4.050%	07/01/30	1,028	1,144,832
4.125%	06/15/26	502	556,502
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	206	208,233

A21

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
3.950%	01/15/24	700	$746,382
Kimco Realty Corp.,
Sr. Unsec’d. Notes
3.300%	02/01/25	750	799,201
Lexington Realty Trust,
Gtd. Notes
2.700%	09/15/30	351	355,294
4.400%	06/15/24	513	550,096
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	2,300	2,348,594
National Retail Properties, Inc.,
Sr. Unsec’d. Notes
3.500%	04/15/51	600	625,117
Omega Healthcare Investors, Inc.,
Gtd. Notes
3.250%	04/15/33	891	883,137
3.375%	02/01/31	868	883,969
3.625%	10/01/29	500	526,420
4.375%	08/01/23	91	96,358
4.500%	01/15/25	490	533,791
5.250%	01/15/26	565	641,616
Retail Properties of America, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/25	992	1,049,565
4.750%	09/15/30	1,305	1,439,087
SBA Tower Trust,
Asset Backed, 144A
1.884%	07/15/50	494	500,188
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	487	516,576
4.250%	02/01/26	450	488,351
Spirit Realty LP,
Gtd. Notes
2.700%	02/15/32	200	198,468
STORE Capital Corp.,
Sr. Unsec’d. Notes
2.750%	11/18/30	365	366,664
UDR, Inc.,
Gtd. Notes, MTN
2.100%	08/01/32	300	288,723
2.100%	06/15/33	700	668,668
Ventas Realty LP,
Gtd. Notes
4.750%	11/15/30	300	352,750
4.875%	04/15/49	600	749,539
VEREIT Operating Partnership LP,
Gtd. Notes
2.200%	06/15/28	148	149,799
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/24	1,383	1,499,998
			23,885,789
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 0.2%
7-Eleven, Inc.,
Sr. Unsec’d. Notes, 144A
0.950%	02/10/26	510	$499,731
Advance Auto Parts, Inc.,
Gtd. Notes
3.900%	04/15/30	700	774,312
Alimentation Couche-Tard, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
2.950%	01/25/30	561	583,181
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30	161	187,348
AutoZone, Inc.,
Sr. Unsec’d. Notes
4.000%	04/15/30	500	565,825
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	900	983,940
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
4.500%	12/06/48	400	513,842
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/46	800	872,204
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.875%	12/09/45	500	638,839
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
1.750%	03/15/31	2,090	2,003,746
Ross Stores, Inc.,
Sr. Unsec’d. Notes
0.875%	04/15/26	700	687,372
1.875%	04/15/31	950	916,501
4.700%	04/15/27	111	127,525
			9,354,366
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41	400	396,789
3.750%	02/15/51	350	351,042
Micron Technology, Inc.,
Sr. Unsec’d. Notes
4.185%	02/15/27	1,485	1,668,517
			2,416,348
Software — 0.0%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.000%	09/15/25	233	231,678
2.000%	06/30/30	350	343,327
2.950%	09/15/29	422	447,366
			1,022,371

A22

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications — 0.3%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.550%	09/15/55	303	$298,739
3.650%	06/01/51	1,000	1,018,713
3.800%	12/01/57	2,909	2,973,072
3.850%	06/01/60	300	310,456
4.500%	05/15/35	300	350,974
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	450	473,723
3.875%	11/15/29	500	534,564
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.600%	11/15/60	500	492,065
4.500%	04/15/50	300	350,405
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31	936	949,577
3.550%	03/22/51	300	315,874
3.700%	03/22/61	1,000	1,057,071
4.000%	03/22/50	1,300	1,467,303
4.329%	09/21/28	500	575,173
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.250%	09/17/50	1,000	1,153,009
4.375%	05/30/28	300	344,616
5.250%	05/30/48	800	1,036,540
			13,701,874
Transportation — 0.0%
CSX Corp.,
Sr. Unsec’d. Notes
3.800%	04/15/50	200	226,543
4.250%	11/01/66	100	121,018
4.500%	03/15/49	100	124,785
4.650%	03/01/68	400	516,331
			988,677

Total Corporate Bonds (cost $276,746,407)			289,838,501
Municipal Bonds — 0.1%
California — 0.0%
State of California,
General Obligation Unlimited, BABs, BABs
7.350%	11/01/39	500	796,960
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, Series E-2
2.850%	02/01/24	745	784,865
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.670%	03/15/23	615	635,055
			1,419,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Pennsylvania — 0.0%
Pocono Mountains Industrial Park Authority,
Taxable, Revenue Bonds
5.050%	08/15/49	205	$244,157

Total Municipal Bonds (cost $2,254,572)			2,461,037
Residential Mortgage-Backed Securities — 0.3%
BCAP LLC Trust,
Series 2012-RR05, Class 8A5, 144A
0.488%(cc)	07/26/36	4	4,010
CFMT LLC,
Series 2021-HB05, Class A, 144A
0.801%(cc)	02/25/31	825	825,404
Citigroup Mortgage Loan Trust,
Series 2014-08, Class 2A1, 144A
3.450%(cc)	06/27/37	388	380,798
Credit Suisse Mortgage Trust,
Series 2014-03R, Class 2A1, 144A, 1 Month LIBOR + 0.700% (Cap 7.000%, Floor 0.700%)
0.000%(c)	05/27/37	181	178,214
Series 2015-01R, Class 6A1, 144A, 1 Month LIBOR + 0.280% (Cap 11.500%, Floor 0.280%)
0.342%(c)	05/27/37	423	393,428
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	523	533,122
Fannie Mae REMICS,
Series 2005-047, Class SW, IO, 1 Month LIBOR x (1) + 6.720% (Cap 6.720%, Floor 0.000%)
6.634%(c)	06/25/35	1,084	184,608
Series 2005-079, Class ZC
5.900%	09/25/35	59	66,379
Series 2006-116, Class SG, IO, 1 Month LIBOR x (1) + 6.640% (Cap 6.640%, Floor 0.000%)
6.554%(c)	12/25/36	927	200,977
Series 2007-040, Class SE, IO, 1 Month LIBOR x (1) + 6.440% (Cap 6.440%, Floor 0.000%)
6.354%(c)	05/25/37	539	106,881
Series 2010-095, Class ZC
5.000%	09/25/40	565	635,722
Series 2010-135, Class ZA
4.500%	12/25/40	97	107,339
Series 2010-150, Class ZC
4.750%	01/25/41	267	294,209
Series 2011-004, Class PZ
5.000%	02/25/41	92	108,006
Series 2012-009, Class SH, IO, 1 Month LIBOR x (1) + 6.550% (Cap 6.550%, Floor 0.000%)
6.464%(c)	06/25/41	31	1,851
Series 2012-014, Class JS, IO, 1 Month LIBOR x (1) + 6.650% (Cap 6.650%, Floor 0.000%)
6.564%(c)	12/25/30	33	1,704
Series 2012-067, Class AI, IO
4.500%	07/25/27	178	8,748
Series 2012-100, Class WI, IO
3.000%	09/25/27	150	8,992

A23

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2012-149, Class DA
1.750%	01/25/43	195	$197,486
Series 2012-149, Class GA
1.750%	06/25/42	211	215,047
Series 2013-051, Class GI, IO
3.000%	10/25/32	162	11,213
Series 2013-133, Class IB, IO
3.000%	04/25/32	72	2,371
Series 2013-134, Class SA, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
5.964%(c)	01/25/44	34	5,822
Series 2013-44, Class DJ
1.850%	05/25/33	461	471,924
Series 2015-042, Class IL, IO
6.000%	06/25/45	281	47,141
Series 2015-070, Class JC
3.000%	10/25/45	428	452,601
Series 2017-030, Class AI, IO
5.500%	05/25/47	169	29,713
Freddie Mac REMICS,
Series 2933, Class ZM
5.750%	02/15/35	173	200,723
Series 2935, Class ZK
5.500%	02/15/35	281	317,265
Series 2996, Class ZD
5.500%	06/15/35	118	135,261
Series 3115, Class SM, IO, 1 Month LIBOR x (1) + 6.600% (Cap 6.600%, Floor 0.000%)
6.516%(c)	02/15/36	661	132,478
Series 3237, Class C
5.500%	11/15/36	163	180,696
Series 3871, Class KB
5.500%	06/15/41	210	240,518
Series 3955, Class YI, IO
3.000%	11/15/21	1	1
Series 4055, Class BI, IO
3.500%	05/15/31	73	2,948
Series 4135, Class AB
1.750%	06/15/42	159	161,034
Series 4149, Class IO, IO
3.000%	01/15/33	83	8,697
Series 4314, Class AI, IO
5.000%	03/15/34	25	1,338
Series 4386, Class AZ
4.500%	11/15/40	488	549,331
Series 4427, Class LI, IO
3.500%	02/15/34	162	10,438
Series 4471, Class PA
4.000%	12/15/40	274	293,935
Series 4683, Class LM
3.000%	05/15/47	272	287,134
Government National Mortgage Assoc.,
Series 2010-116, Class QB
4.000%	09/16/40	646	702,125
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2010-158, Class MS, 1 Month LIBOR x (2) + 10.000% (Cap 10.000%, Floor 0.000%)
9.825%(c)	12/20/40	158	$185,853
Series 2010-160, Class DY
4.000%	12/20/40	355	393,156
Series 2010-170, Class B
4.000%	12/20/40	80	87,600
Series 2011-94, Class SA, IO, 1 Month LIBOR x (1) + 6.100% (Cap 6.100%, Floor 0.000%)
6.013%(c)	07/20/41	46	7,307
Series 2012-H21, Class DF, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.740%(c)	05/20/61	2	2,311
Series 2013-124, Class ES, 1 Month LIBOR x (1) + 8.667% (Cap 8.667%, Floor 0.000%)
8.550%(c)	04/20/39	11	11,547
Series 2013-149, Class MA
2.500%	05/20/40	361	369,553
Series 2014-02, Class BA
3.000%	01/20/44	114	120,902
Series 2014-25, Class HC
3.000%	02/20/44	73	78,008
Series 2015-H13, Class FL, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
0.370%(c)	05/20/63	4	4,381
Series 2015-H13, Class HA
2.500%	08/20/64	20	20,062
Series 2016-69, Class WA
3.000%	02/20/46	93	97,242
Series 2016-H20, Class FM, 1 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
0.490%(c)	12/20/62	6	6,055
Series 2017-134, Class BA
2.500%	11/20/46	243	252,558
Series 2017-139, Class BA
3.000%	09/20/47	396	417,691
Series 2017-H06, Class FA, 1 Year US Treasury Yield Curve Rate CMT + 0.350% (Cap 15.000%, Floor 0.350%)
0.420%(c)	08/20/66	1,014	1,004,415
Series 2019-153, Class FB, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.537%(c)	12/20/49	420	424,934
Series 2019-23, Class NF, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
0.537%(c)	02/20/49	154	155,663
Series 2020-32, Class GF, 1 Month LIBOR + 0.400% (Cap 6.500%, Floor 0.400%)
0.487%(c)	03/20/50	398	400,225
Lanark Master Issuer PLC (United Kingdom),
Series 2019-02A, Class 1A, 144A
2.710%	12/22/69	1,218	1,232,860
MetLife Securitization Trust,
Series 2019-01A, Class A1A, 144A
3.750%(cc)	04/25/58	348	358,545

A24

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
RMF Buyout Issuance Trust,
Series 2020-HB01, Class A1, 144A
1.719%(cc)	10/25/50	700	$707,228
Seasoned Credit Risk Transfer Trust,
Series 2018-03, Class M55D
4.000%(cc)	08/25/57	514	559,356
Thornburg Mortgage Securities Trust,
Series 2003-04, Class A1, 1 Month LIBOR + 0.640% (Cap 11.500%, Floor 0.640%)
0.726%(c)	09/25/43	401	410,884

Total Residential Mortgage-Backed Securities (cost $15,588,783)			16,005,968
Sovereign Bonds — 0.1%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
4.450%	04/15/70	200	228,140
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
3.875%	07/03/50	200	228,040
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.250%	04/16/30	650	667,300
4.600%	01/23/46	695	721,700
5.000%	04/27/51	200	219,821
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60	1,500	1,466,628
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.400%	04/16/50	200	243,963

Total Sovereign Bonds (cost $3,753,050)			3,775,592
U.S. Government Agency Obligations — 4.0%
Federal Home Loan Mortgage Corp.
0.250%	09/08/23	1,609	1,607,870
0.375%	04/20/23	56	56,157
2.000%	06/01/50	789	795,546
2.000%	02/01/51	1,169	1,185,120
2.000%	05/01/51	98	99,205
2.000%	05/01/51	3,439	3,477,878
2.000%	07/01/51	59	59,290
2.500%	07/01/50	582	604,816
2.500%	02/01/51	1,084	1,130,498
2.500%	05/01/51	492	513,112
2.500%	07/01/51	644	668,353
2.500%	08/01/51	1,198	1,236,373
3.000%	11/01/33	1,234	1,317,395
3.000%	02/01/34	1,451	1,531,990
3.000%	04/01/34	113	120,188
3.000%	02/01/48	19	19,563
3.000%	11/01/49	1,400	1,497,794
3.000%	02/01/50	528	562,643
3.000%	04/01/50	1,297	1,371,868
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	06/01/50	591	$630,242
3.000%	08/01/50	2,459	2,642,063
3.500%	02/01/34	205	220,087
3.500%	10/01/49	120	130,230
3.500%	12/01/49	295	317,131
4.000%	10/01/34	98	104,031
4.000%	01/01/36	940	1,027,563
4.000%	05/01/38	514	553,918
4.000%	02/01/42	464	513,319
4.000%	07/01/42	964	1,062,685
4.000%	09/01/42	73	80,864
4.000%	11/01/42	478	524,093
4.000%	09/01/43	317	350,819
4.000%	02/01/45	166	183,441
4.000%	05/01/45	59	64,551
4.000%	04/01/46	7	7,798
4.000%	04/01/46	21	23,222
4.000%	04/01/46	300	325,590
4.000%	10/01/47	7	7,538
4.000%	04/01/48	7	7,537
4.000%	06/01/48	284	311,925
4.500%	05/01/39	92	103,562
4.500%	09/01/39	28	31,030
4.500%	10/01/39	146	163,601
4.500%	10/01/39	638	713,161
4.500%	08/01/40	80	89,281
4.500%	11/01/40	104	115,721
4.500%	01/01/41	130	146,129
4.500%	03/01/41	36	40,276
4.500%	04/01/41	57	64,208
4.500%	01/01/42	44	49,111
4.500%	12/01/48	896	978,799
6.250%	07/15/32	48	69,548
6.750%	03/15/31	81	117,545
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.286%, Floor 1.750%)
2.000%(c)	07/01/41	186	196,470
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.750% (Cap 8.477%, Floor 1.750%)
2.178%(c)	12/01/40	111	117,033
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.899% (Cap 7.555%, Floor 1.899%)
2.182%(c)	10/01/42	28	30,122
Federal National Mortgage Assoc.
0.500%	06/17/25	148	146,999
0.500%	11/07/25	2,781	2,746,149
0.625%	04/22/25	119	118,762
1.500%	TBA	1,000	1,009,883
1.500%	TBA	7,000	6,799,844
1.875%	09/24/26	905	943,940
2.000%	TBA	29,150	29,228,569
2.000%	07/01/50	241	242,709
2.000%	10/01/50	347	352,404
2.000%	11/01/50	197	197,902
2.000%	05/01/51	99	99,753
2.000%	07/01/51	45	45,410
2.000%	07/01/51	93	94,431

A25

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.000%	07/01/51	98	$98,852
2.125%	04/24/26	186	195,945
2.500%	TBA	10,525	10,851,851
2.500%	04/01/37	1,944	2,007,034
2.500%	10/01/37	231	238,423
2.500%	07/01/50	3,310	3,437,439
2.500%	09/01/50	2,331	2,430,535
2.500%	01/01/51	1,304	1,351,093
2.500%	02/01/51	1,283	1,329,013
2.500%	05/01/51	589	611,393
2.500%	05/01/51	779	809,307
2.500%	06/01/51	1,173	1,223,383
2.500%	08/01/51	945	981,775
2.875%	09/12/23	427	448,418
3.000%	08/01/27	17	17,674
3.000%	08/01/27	18	18,845
3.000%	10/01/27	56	59,299
3.000%	11/01/27	17	18,267
3.000%	12/01/27	29	31,117
3.000%	01/01/28	28	29,775
3.000%	02/01/28	27	28,101
3.000%	03/01/28	30	31,251
3.000%	04/01/28	27	28,392
3.000%	05/01/28	29	31,049
3.000%	06/01/28	29	30,427
3.000%	07/01/28	28	29,813
3.000%	08/01/28	32	33,984
3.000%	09/01/28	33	35,136
3.000%	01/01/29	31	32,770
3.000%	03/01/29	37	38,642
3.000%	12/01/32	213	226,109
3.000%	03/01/33	79	83,913
3.000%	12/01/34	79	84,983
3.000%	12/01/34	270	289,496
3.000%	01/01/35	474	508,867
3.000%	03/01/48	38	39,799
3.000%	11/01/49	339	356,896
3.000%	02/01/50	346	366,386
3.000%	03/01/50	1,129	1,201,204
3.000%	05/01/50	63	66,724
3.000%	07/01/50	549	586,040
3.000%	07/01/50	1,693	1,788,024
3.000%	07/01/50	1,909	2,032,642
3.000%	08/01/50	2,733	2,905,533
3.500%	TBA	8,050	8,517,435
3.500%	07/01/32	775	830,274
3.500%	07/01/34	71	76,699
3.500%	07/01/34	208	223,530
3.500%	08/01/34	258	277,178
3.500%	09/01/37	135	144,022
3.500%	01/01/46	55	59,061
3.500%	08/01/47	129	137,435
3.500%	09/01/47	64	68,164
3.500%	10/01/47	271	287,567
3.500%	11/01/47	78	83,545
3.500%	01/01/48	325	354,287
3.500%	02/01/48	1,630	1,736,379
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	06/01/49	1,491	$1,587,724
3.500%	06/01/49	6,557	6,977,925
3.500%	08/01/50	400	428,752
4.000%	11/01/31	55	59,802
4.000%	11/01/40	79	87,096
4.000%	10/01/43	178	196,629
4.000%	03/01/46(k)	736	809,908
4.000%	12/01/47	139	149,730
4.500%	03/01/39	198	217,160
4.500%	06/01/39	107	116,064
4.500%	08/01/39	263	287,811
4.500%	11/01/39	84	94,165
4.500%	12/01/40	81	91,084
4.500%	02/01/41	125	140,690
4.500%	10/01/44	93	102,495
4.500%	10/01/45	115	127,765
4.500%	02/01/46	146	163,227
4.500%	06/01/46	43	47,084
4.500%	10/01/46	46	50,078
4.500%	11/01/46	42	45,691
4.500%	12/01/46	83	91,007
4.500%	01/01/47	25	26,725
4.500%	01/01/47	29	31,702
4.500%	02/01/47	39	42,190
4.500%	08/01/49	1,146	1,240,706
5.000%	06/01/39	163	184,286
5.000%	02/01/49	1,483	1,665,511
5.252%(cc)	08/01/41	113	124,676
5.625%	07/15/37	31	46,222
6.500%	10/01/37	415	492,607
6.619%(cc)	02/01/39	72	79,816
7.125%	01/15/30	166	238,602
Federal National Mortgage Assoc., 12 Month LIBOR + 1.800% (Cap 7.707%, Floor 1.800%)
2.175%(c)	01/01/42	70	73,499
Federal National Mortgage Assoc., 12 Month LIBOR + 1.803% (Cap 8.530%, Floor 1.803%)
2.185%(c)	12/01/40	130	136,998
Federal National Mortgage Assoc., 12 Month LIBOR + 1.818% (Cap 7.670%, Floor 1.818%)
2.193%(c)	02/01/42	19	20,003
Government National Mortgage Assoc.
2.000%	TBA	9,050	9,180,447
2.500%	TBA	2,300	2,374,301
2.500%	03/20/51	4,725	4,881,639
2.500%	04/20/51	657	678,117
2.500%	07/20/51	199	205,842
3.000%	TBA	700	731,336
3.000%	12/20/49	20	20,913
3.000%	04/20/50	342	357,315
3.000%	07/20/50	377	394,160
3.000%	05/20/51	2,623	2,743,660
3.000%	06/20/51	1,991	2,082,905
3.500%	TBA	450	473,317
3.500%	TBA	9,650	10,147,013
3.500%	05/20/43	437	471,869
3.500%	03/20/44	4	4,111

A26

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.500%	04/20/46	23	$24,447
3.500%	05/20/46	8	8,233
3.500%	05/20/46	11	11,417
3.500%	05/20/46	16	17,329
3.500%	05/20/46	19	20,430
3.500%	05/20/46	26	27,762
3.500%	05/20/46	31	33,767
3.500%	06/20/46	15	16,409
3.500%	06/20/46	19	21,054
3.500%	06/20/46	21	22,807
3.500%	06/20/46	24	25,544
3.500%	06/20/46	65	70,443
3.500%	07/20/46	1,397	1,549,260
3.500%	12/20/49	6	6,897
3.500%	12/20/49	9	9,953
3.500%	12/20/49	11	11,312
3.500%	12/20/49	25	27,297
3.500%	01/20/50	2,273	2,387,729
3.500%	04/20/50	533	561,044
3.500%	05/20/50	809	851,472
3.500%	11/20/50	840	883,872
4.000%	10/20/40	63	68,540
4.000%	02/20/41	13	13,950
4.000%	03/20/41	280	306,991
4.000%	10/20/41	205	224,427
4.000%	08/20/43	21	22,915
4.000%	08/20/45	219	239,243
4.000%	01/15/47	16	17,744
4.000%	01/15/47	31	34,284
4.000%	05/20/49	185	198,326
4.500%	04/20/35	16	18,143
4.500%	08/15/39	60	67,362
4.500%	09/15/39	269	303,722
4.500%	09/20/39	3	3,724
4.500%	10/15/39	21	23,779
4.500%	11/15/39	10	11,687
4.500%	11/15/39	16	18,539
4.500%	11/20/39	2	1,784
4.500%	02/15/40	35	39,887
4.500%	03/15/40	60	67,366
4.500%	06/15/40	33	37,351
4.500%	06/15/40	296	334,403
4.500%	07/15/40	3	2,960
4.500%	10/15/40	11	12,448
4.500%	05/20/41	2	2,391
4.500%	05/20/41	9	10,526
4.500%	06/20/41	9	10,151
4.500%	08/20/41	604	674,862
4.500%	11/20/41	2	2,414
4.500%	02/20/42	2	2,737
4.500%	05/20/42	16	18,245
4.500%	06/20/43	3	3,577
4.500%	06/20/44	3	3,379
4.500%	10/20/44	3	3,248
4.500%	01/20/45	3	3,170
4.500%	03/20/46	5	5,330
4.500%	05/20/46	4	3,980
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.500%	09/20/46	5	$5,215
5.000%	11/15/33	4	4,668
5.000%	05/15/34	180	205,348
5.000%	06/15/40	49	56,148
5.000%	04/20/48	208	228,587
5.000%	05/20/49	122	131,190
5.500%	04/20/49	32	35,097
6.000%	05/15/40	386	455,276

Total U.S. Government Agency Obligations (cost $182,443,348)			183,383,820
U.S. Treasury Obligations — 19.0%
U.S. Treasury Bonds
1.125%	05/15/40	6,139	5,307,184
1.125%	08/15/40	7,997	6,883,668
1.250%	05/15/50	1,411	1,154,595
1.375%	11/15/40	6,493	5,834,569
1.375%	08/15/50	4,854	4,097,838
1.625%	11/15/50	6,561	5,896,699
1.750%	08/15/41	2,926	2,797,988
1.875%	02/15/41	40,927	40,050,906
1.875%	02/15/51	3,304	3,152,223
2.000%	02/15/50	3,959	3,890,336
2.000%	08/15/51	22,515	22,124,505
2.250%	05/15/41	11,754	12,225,997
2.250%	08/15/46	78	80,572
2.250%	08/15/49	32	33,180
2.375%	11/15/49	614	653,814
2.375%	05/15/51	11,420	12,190,850
2.500%	02/15/45	66	71,280
2.500%	02/15/46	306	331,006
2.500%	05/15/46	719	778,205
2.750%	11/15/42	1	1,125
2.750%	08/15/47	31	35,204
2.750%	11/15/47	385	437,577
2.875%	05/15/43	613	703,418
2.875%	08/15/45	33,130	38,208,208
2.875%	11/15/46	400	463,438
2.875%	05/15/49	3,822	4,472,934
3.000%	11/15/44	1	1,174
3.000%	05/15/45	193	227,107
3.000%	11/15/45	47	55,409
3.000%	02/15/47	3,493	4,140,297
3.000%	05/15/47	158	187,477
3.000%	02/15/48	2,875	3,419,902
3.000%	08/15/48	111	132,298
3.000%	02/15/49	18	21,524
3.125%	05/15/48	412	501,481
3.375%	11/15/48	1	1,274
3.625%	08/15/43	320	410,750
3.625%	02/15/44	162	208,474
3.875%	08/15/40	14	18,355
4.250%	11/15/40	23	31,611
4.375%	02/15/38	536	733,399
4.375%	05/15/40	72	100,193
4.375%	05/15/41	591	827,677
5.000%	05/15/37	9	13,040

A27

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
5.250%	11/15/28	683	$867,410
5.250%	02/15/29	25	31,891
5.375%	02/15/31	137	184,244
6.125%	11/15/27	651	842,180
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	01/15/23	6,983	7,218,929
0.125%	07/15/24	5,999	6,404,311
0.125%	10/15/24	4,923	5,266,094
0.125%	04/15/25	4,034	4,327,546
0.125%	10/15/25	4,920	5,323,647
0.125%	04/15/26	4,627	5,009,706
0.125%	07/15/26	4,781	5,215,642
0.125%	01/15/30	5,162	5,673,015
0.125%	07/15/30	5,609	6,188,259
0.125%	01/15/31	5,624	6,175,707
0.125%	07/15/31	4,160	4,583,032
0.125%	02/15/51	2,481	2,720,531
0.250%	01/15/25	5,790	6,219,973
0.250%	07/15/29	4,649	5,172,764
0.250%	02/15/50	2,012	2,268,566
0.375%	07/15/23	6,775	7,137,018
0.375%	07/15/25	5,883	6,418,022
0.375%	01/15/27	4,647	5,131,492
0.375%	07/15/27	5,069	5,639,543
0.500%	04/15/24	3,447	3,680,060
0.500%	01/15/28	5,125	5,739,467
0.625%	04/15/23	5,819	6,088,362
0.625%	01/15/24	6,511	6,946,599
0.625%	01/15/26	4,973	5,488,198
0.625%	02/15/43	2,096	2,496,655
0.750%	07/15/28	4,554	5,215,333
0.750%	02/15/42	2,832	3,448,305
0.750%	02/15/45	3,286	4,041,902
0.875%	01/15/29	3,816	4,409,632
0.875%	02/15/47	2,126	2,724,726
1.000%	02/15/46	1,699	2,212,738
1.000%	02/15/48	1,639	2,174,107
1.000%	02/15/49	1,350	1,809,799
1.375%	02/15/44	2,899	3,980,875
1.750%	01/15/28	2,039	2,454,872
2.000%	01/15/26	2,550	2,973,409
2.125%	02/15/40	1,165	1,732,874
2.125%	02/15/41	1,632	2,456,957
2.375%	01/15/25	3,685	4,228,575
2.375%	01/15/27	2,074	2,522,343
2.500%	01/15/29	1,851	2,371,629
3.375%	04/15/32	943	1,380,092
3.625%	04/15/28	2,026	2,707,656
3.875%	04/15/29	2,464	3,438,250
U.S. Treasury Notes
0.125%	06/30/22	7,134	7,136,787
0.125%	07/31/22	7,737	7,739,418
0.125%	10/31/22	1,121	1,121,219
0.125%	11/30/22	3,513	3,512,863
0.125%	12/31/22	526	525,918
0.125%	01/31/23	1,495	1,494,474
0.125%	02/28/23	3,763	3,760,648
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.125%	03/31/23	9,595	$9,586,754
0.125%	04/30/23	4,188	4,182,601
0.125%	05/15/23	87	86,881
0.125%	05/31/23	6,619	6,608,658
0.125%	06/30/23	3,985	3,978,306
0.125%	07/15/23	1,713	1,709,520
0.125%	07/31/23	4,578	4,568,343
0.125%	08/15/23	156	155,634
0.125%	09/15/23	110	109,678
0.125%	10/15/23	374	372,714
0.125%	12/15/23	1,772	1,763,971
0.125%	01/15/24	8,691	8,645,508
0.125%	02/15/24	5,527	5,496,342
0.250%	04/15/23	1	1,001
0.250%	11/15/23	8,955	8,943,806
0.250%	03/15/24	6,356	6,335,144
0.250%	05/15/24	19,856	19,759,822
0.250%	06/15/24	4,570	4,544,294
0.250%	05/31/25	683	671,581
0.250%	07/31/25	10,656	10,453,703
0.250%	08/31/25	3,748	3,672,162
0.250%	09/30/25	6,968	6,819,930
0.250%	10/31/25	5,919	5,783,973
0.375%	04/15/24	10,107	10,096,735
0.375%	08/15/24	2,760	2,750,297
0.375%	09/15/24	3,420	3,405,305
0.375%	11/30/25	5,130	5,033,011
0.375%	12/31/25	2,638	2,585,240
0.375%	01/31/26	5,717	5,594,620
0.375%	07/31/27	1,512	1,447,504
0.500%	03/15/23	1,217	1,222,752
0.500%	03/31/25	579	575,879
0.500%	02/28/26	3,633	3,571,977
0.500%	04/30/27	975	943,617
0.500%	05/31/27	4,314	4,168,065
0.500%	10/31/27	10,584	10,160,640
0.625%	07/31/26	8,430	8,295,284
0.625%	12/31/27	2,705	2,610,325
0.625%	05/15/30	4,111	3,838,646
0.625%	08/15/30	938	872,926
0.750%	03/31/26	24,339	24,169,967
0.750%	04/30/26	3,937	3,907,165
0.750%	05/31/26	7,957	7,889,863
0.750%	01/31/28	4,847	4,706,702
0.875%	06/30/26	7,393	7,366,431
0.875%	09/30/26	1,900	1,889,906
0.875%	11/15/30	15,907	15,101,708
1.000%	07/31/28	468	459,006
1.125%	02/28/22	6,019	6,045,568
1.125%	02/28/25	15,261	15,516,145
1.125%	02/28/27	4,564	4,580,045
1.125%	02/29/28	9,151	9,095,236
1.125%	08/31/28	1,939	1,916,277
1.125%	02/15/31	5,991	5,803,781
1.250%	07/31/23	1,035	1,053,879
1.250%	03/31/28	4,610	4,611,441
1.250%	04/30/28	6,928	6,925,835

A28

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
1.250%	05/31/28	6,064	$6,056,420
1.250%	06/30/28	3,163	3,156,575
1.250%	08/15/31	32,390	31,605,555
1.375%	01/31/22	4,789	4,809,765
1.375%	10/15/22	146	147,928
1.375%	02/15/23	11,754	11,950,053
1.375%	06/30/23	892	909,875
1.500%	02/28/23	808	823,182
1.500%	10/31/24	66	67,939
1.500%	11/30/24	824	848,205
1.500%	01/31/27	1	1,024
1.500%	02/15/30	7,571	7,621,868
1.625%	11/15/22	1	1,017
1.625%	02/15/26	1	1,032
1.625%	05/15/26	1,066	1,100,142
1.625%	08/15/29	3,892	3,965,583
1.625%	05/15/31	10,535	10,660,103
1.750%	06/30/22	8,801	8,911,012
1.750%	01/31/23	849	866,942
1.750%	12/31/24	1	1,038
1.750%	12/31/26	171	177,346
1.750%	11/15/29	725	745,277
1.875%	07/31/26	1,130	1,179,438
2.000%	11/30/22	1,382	1,412,177
2.000%	02/15/23	1	1,025
2.000%	04/30/24	667	694,097
2.000%	05/31/24	1	1,041
2.000%	02/15/25	832	870,350
2.000%	08/15/25	113	118,350
2.000%	11/15/26	1,174	1,232,570
2.125%	12/31/22	44	45,086
2.125%	02/29/24	1,176	1,225,429
2.125%	09/30/24	1	1,048
2.125%	11/30/24	1,249	1,310,181
2.125%	05/15/25	12,658	13,306,512
2.250%	01/31/24	359	374,790
2.250%	04/30/24	1,216	1,273,000
2.250%	11/15/24	478	503,207
2.250%	11/15/25	240	253,913
2.250%	08/15/27	254	270,034
2.250%	11/15/27	801	851,813
2.375%	02/29/24	1,228	1,286,810
2.375%	08/15/24	1	1,054
2.375%	04/30/26	1,429	1,522,890
2.375%	05/15/27	274	293,116
2.375%	05/15/29	239	256,589
2.500%	08/15/23	71	73,973
2.500%	05/15/24	270	284,576
2.500%	01/31/25	1	1,063
2.625%	06/30/23	1	1,042
2.625%	12/31/25	790	848,571
2.625%	02/15/29	167	182,134
2.750%	07/31/23	681	712,150
2.750%	02/15/24	1	1,056
2.750%	08/31/25	1,122	1,207,640
2.750%	02/15/28	8,494	9,296,175
2.875%	09/30/23	1,105	1,161,804
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
2.875%	11/30/23	697	$735,335
2.875%	05/31/25	1	1,079
2.875%	05/15/28	956	1,054,886
2.875%	08/15/28	67	74,035
3.125%	11/15/28	27,126	30,487,081

Total U.S. Treasury Obligations (cost $876,135,387)			870,240,130

Total Long-Term Investments (cost $3,853,801,879)			4,305,510,580

	Shares
Short-Term Investments — 8.3%
Affiliated Mutual Funds — 8.0%
PGIM Core Ultra Short Bond Fund(wa)	348,329,100	348,329,100
PGIM Institutional Money Market Fund (cost $17,429,886; includes $17,422,655 of cash collateral for securities on loan)(b)(wa)	17,440,350	17,429,886

Total Affiliated Mutual Funds (cost $365,758,986)		365,758,986

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
0.049%	11/12/21	17,540	17,538,977
(cost $17,539,028)

Total Short-Term Investments (cost $383,298,014)				383,297,963

TOTAL INVESTMENTS—102.3% (cost $4,237,099,893)				4,688,808,543

Liabilities in excess of other assets(z) — (2.3)%				(107,133,175)

Net Assets — 100.0%				$4,581,675,368

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
BABs	Build America Bonds
CMT	Constant Maturity Treasury
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corporation
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate

A29

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NYSE	New York Stock Exchange
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
XSWX	SIX Swiss Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,871,011; cash collateral of $17,422,655 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2021.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at September 30, 2021:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
3	5 Year U.S. Treasury Notes	Dec. 2021	$368,227	$159
19	10 Year U.S. Treasury Notes	Dec. 2021	2,500,578	(33,232)
586	Mini MSCI EAFE Index	Dec. 2021	66,423,100	(3,127,298)
506	S&P 500 E-Mini Index	Dec. 2021	108,733,075	(4,692,404)
				(7,852,775)
Short Positions:
110	2 Year U.S. Treasury Notes	Dec. 2021	24,206,016	14,533
23	20 Year U.S. Treasury Bonds	Dec. 2021	3,662,031	36,303
				50,836
				$(7,801,939)
Interest rate swap agreements outstanding at September 30, 2021:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2021	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
4,805	12/15/23	0.500%(S)	3 Month LIBOR(2)(Q)	$9,336	$3,611	$(5,725)
542	12/15/26	1.250%(S)	3 Month LIBOR(2)(Q)	8,055	2,782	(5,273)
135	12/15/31	1.750%(S)	3 Month LIBOR(2)(Q)	4,984	2,063	(2,921)
				$22,375	$8,456	$(13,919)

A30

AST FIDELITY INSTITUTIONAL AM® QUANTITATIVE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
Interest rate swap agreements outstanding at September 30, 2021 (continued):
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31